As filed electronically with the Securities and Exchange Commission on April 29, 2008
File Nos.  33-73832
811-08268
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No.  38

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No.  43

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

125 South Market, Suite 1200, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 294-2200
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor, San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[  ] on _______________ pursuant to paragraph (b) of Rule 485
[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ] on _______________ pursuant to paragraph (a)(1) of Rule 485
[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ] on _______________ pursuant to paragraph (a)(2) of Rule 485

PART A

Combined Prospectus

PROSPECTUS

Firsthand Funds

Technology Value Fund
Technology Leaders Fund
e-Commerce Fund
Alternative Energy Fund

April 29, 2008

Firsthand Funds has registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the “SEC”). That registration does not imply, however, that the SEC endorses the Funds.

An investment in the Funds is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Privacy Policy Notice enclosed.

The Funds
Investment Objective, Principal Investment Strategies, Principal Investment Risks, and Fund Performance
Firsthand Technology Value Fund	4
Firsthand Technology Leaders Fund	7
Firsthand e-Commerce Fund	10
Firsthand Alternative Energy Fund	13
Fund Fees and Expenses	18
Additional Investment Strategies and Associated Risks	19
Fund Management	21
Portfolio Holdings	22
Operation of the Funds	22

Your Account
Doing Business With Firsthand	22
How to Purchase Shares	23
Exchanging and Selling Shares	26
Shareholder Services	29
Account Policies	31
Distributions and Taxes	33
Pricing of Fund Shares	34

Financial Highlights
Firsthand Technology Value Fund	37
Firsthand Technology Leaders Fund	37
Firsthand e-Commerce Fund	38
Firsthand Alternative Energy Fund	38

This prospectus contains important information about the investment objective, strategies, and risks of each Fund that you should understand before you invest. Please read this prospectus carefully and keep it with your investment records. Each of the Funds is non-diversified and has as its investment objective long-term growth of capital.

2

FIRSTHAND TECHNOLOGY VALUE FUND (TVFQX)

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies. We invest the Fund’s assets primarily in equity securities of high-technology companies that we believe are undervalued and have potential for capital appreciation. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. The Fund’s investments may include young, relatively small companies that are not yet broadly known, or well-established companies that we believe are currently out of favor in the market.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in one or more of the industries in a target group of high-technology industries, including medical technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

PRINCIPAL INVESTMENT RISKS
General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Non-Diversification Risk. The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

3

Illiquid Securities Risk.  During 2007, illiquid securities comprised, at certain times, in excess of 20% of the Fund’s portfolio.  This percentage could increase further depending on market conditions or the making of additional investments.  Illiquid securities consist primarily of equity interest in privately placed technology companies.  A high level of investments in illiquid privately placed securities increases certain risks for shareholders in the Fund, including the risk that the Investment Adviser may not be able to manage the Fund according to its strategy because of the need to sell liquid portfolio securities in order to meet any redemption requests, further increasing the portion of illiquid securities.  If the Fund were compelled to sell illiquid privately placed securities (which usually have resale restrictions attached) before it otherwise would in order to meet redemption requests, the Fund might not be able to sell those securities quickly without a substantial discount.  In the event of a redemption-in-kind used to satisfy redemption requests for the Fund’s shares, shareholders who receive illiquid securities in-kind will bear the market risk between the time they receive the distributed securities and the time they ultimately are able to dispose of the securities.  You may also incur brokerage commissions and other costs when selling the securities.  If you were to receive illiquid securities in-kind, you might not be able to sell those securities because they might be subject to resale restrictions or you might be able to sell those securities only at a substantial discount.

Small-Cap Companies Risk. The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

Foreign Securities Risk.  The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets.  Investments in foreign securities involve greater risks compared to domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies.  Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes.  Such taxes may reduce the net return to the Fund’s shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar.  Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar.  Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

The Fund may also invest, to a lesser extent, in foreign securities of issuers in countries with emerging securities markets.  Investments in such emerging securities markets present greater risks than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging securities markets.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, Firsthand Capital Management, Inc. (the “Investment Adviser”) may close and reopen the Fund to purchases by new and/or existing investors.

4

FUND PERFORMANCE
The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund compare to those of broad-based market indices. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 60.64% during the quarter ended December 31, 1998 and the lowest return for a quarter was -41.81% during the quarter ended March 31, 2001.

The after-tax returns shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to tax-exempt investors or those who hold their shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of Fund shares set forth in the table below assume the shareholder realized income that can be offset by capital losses. This explains why certain returns after taxes on distributions and sale of Fund shares are higher than the corresponding returns before taxes.

5

Average Annual Total Returns for the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Firsthand Technology Value Fund
Return before taxes	23.39%	19.74%	6.94%
Return after taxes on distributions	23.39%	19.74%	6.55%
Return after taxes on distributions
and sale of Fund shares	15.20%	17.53%	6.05%
Standard & Poor’s 500 Index (1)	5.49%	12.81%	5.90%
NASDAQ Composite Index (2)	10.66%	15.46%	5.90%

(1)	The Standard & Poor’s 500 Index is a widely recognized, unmanaged index of common stock prices. The index reflects no deduction for fees, expenses, or taxes.

(2)	The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks. The index reflects no deduction for fees, expenses, or taxes.

6

FIRSTHAND TECHNOLOGY LEADERS FUND (TLFQX)

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies. We invest the Fund’s assets primarily in equity securities of high-technology companies that we believe hold dominant competitive positions in high-growth industries. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. Due to the Fund’s focus on dominant companies, its investments tend to include well-established companies with market capitalizations in the mid- or large-cap categories.

Our analysis of a potential investment focuses on evaluating a company’s competitive position. We purchase securities of the company only if our analysis shows that the company’s competitive position is exceptionally strong and the industry in which the company participates demonstrates potential for strong growth. When assessing a company’s competitive position, we consider a number of factors, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), market share, the competitive environment, product development, marketing acumen, and management strength and vision. When analyzing the growth potential of an industry, we consider factors such as macroeconomic trends, the pace of innovation, and projected customer demand.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in one or more of the industries in a target group of high-technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

PRINCIPAL INVESTMENT RISKS
General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Non-Diversification Risk. The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

7

Foreign Securities Risk.  The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets.  Investments in foreign securities involve greater risks compared to domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies.  Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes.  Such taxes may reduce the net return to the Fund’s shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar.  Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar.  Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk. The Fund may also invest in foreign securities of issuers in countries with emerging securities markets.  Investments in such emerging securities markets present greater risks than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging securities markets.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, the Investment Adviser may close and reopen the Fund to purchases by new and/or existing investors.

FUND PERFORMANCE
The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year since the completion of the Fund’s first full calendar year. The performance table shows how the average annual total returns of the Fund compare to those of broad-based market indices. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

8

During the periods shown in the bar chart, the highest return for a quarter was 58.90% during the quarter ended December 31, 1998 and the lowest return for a quarter was -41.37% during the quarter ended September 30, 2001.

The after-tax returns shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to tax-exempt investors or those who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of Fund shares set forth in the table below assume the shareholder realized income that can be offset by capital losses.

Average Annual Total Returns for the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Firsthand Technology Leaders Fund
Return before taxes	13.99%	16.71%	8.80%
Return after taxes on distributions	13.99%	16.71%	8.73%
Return after taxes on distributions
and sale of Fund shares	9.09%	14.76%	7.79%
Standard & Poor’s 500 Index (1)	5.49%	12.81%	5.90%
NASDAQ Composite Index (2)	10.66%	15.46%	5.90%

(1)	The Standard & Poor’s 500 Index is a widely recognized, unmanaged index of common stock prices. The index reflects no deduction for fees, expenses, or taxes.

(2)	The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks. The index reflects no deduction for fees, expenses, or taxes.

9

FIRSTHAND E-COMMERCE FUND (TEFQX)

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund’s assets in equity securities of companies that provide products, services, and technologies that facilitate the growth of electronic commerce. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. These companies also include those that are involved directly in electronic commerce.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund has a policy of concentrating its investments in one or more of the industries in a target group of high-technology industries. Within the target group of high-technology industries, we intend to focus on companies that provide products and services that support the growth of electronic commerce.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

PRINCIPAL INVESTMENT RISKS
General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Non-Diversification Risk. The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Small-Cap Companies Risk. The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

10

Foreign Securities Risk.  The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets.  Investments in foreign securities involve greater risks compared to domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies.  Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes.  Such taxes may reduce the net return to the Fund’s shareholders.  Foreign securities are often denominated in a currency other than the U.S. dollar.  Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar.  Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk. The Fund may also invest in foreign securities of issuers in countries with emerging securities markets.  Investments in such emerging securities markets present greater risks than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging securities markets.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, the Investment Adviser may close and reopen the Fund to purchases by new and/or existing investors.

FUND PERFORMANCE
The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year since the completion of the Fund’s first full calendar year. The performance table shows how the average annual total returns of the Fund compare to those of broad-based market indices. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

11

During the periods shown in the bar chart, the highest return for a quarter was 65.67% during the quarter ended December 31, 2001, and the lowest return for a quarter was -54.45% during the quarter ended March 31, 2001.

The after-tax returns shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to tax-exempt investors or those who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of Fund shares set forth in the table below assume the shareholder realized income that can be offset by capital losses. This explains why certain returns after taxes on distributions and sale of Fund shares are higher than the corresponding returns before taxes.

Average Annual Total Returns for the Periods Ended December 31, 2007

	1 Year	5 Years	Life of Fund (1)
Firsthand e-Commerce Fund
Return before taxes	15.31%	17.56%	-8.74%
Return after taxes on distributions	15.31%	17.56%	-8.75%
Return after taxes on distributions
and sale of Fund shares	9.95%	15.53%	-6.99%
Standard & Poor’s 500 Index (2)	5.49%	12.81%	3.33%
NASDAQ Composite Index (3)	10.66%	15.46%	0.09%

(1)	Performance since inception (commencement of operations) on September 30, 1999.

(2)	The Standard & Poor’s 500 Index is a widely recognized, unmanaged index of common stock prices. The index reflects no deduction for fees, expenses, or taxes.

(3)	The NASDAQ Composite Index is an unmanaged index representative of a broad basket of stocks. The index reflects no deduction for fees, expenses, or taxes.

12

FIRSTHAND ALTERNATIVE ENERGY FUND (ALTEX)

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and energy technology companies, both U.S. and international. Alternative energy includes, but is not limited to, energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Energy technologies include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks.  The Fund’s international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets.  The Fund may also engage in short sales.  The Fund may also from time to time invest a substantial portion of its assets in cash or cash equivalents.  The principal investment strategies of the Fund are non-fundamental and can be changed with 60 days’ notice to shareholders.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price.  When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

Under normal circumstances, the long portion of the portfolio will represent at least 80% of the Fund's net assets and be invested in long positions in common stocks that the Investment Adviser expects to have positive returns. The short portion of the portfolio will be invested in short positions that the Investment Advisor expects to have negative returns. A short sale involves selling a security that the Fund does not own. The Fund will sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Therefore short sales of securities may result in gains if a security's price declines subsequent to the short sale, but may result in losses if a security's price rises from the time when the Fund previously sold the security short. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund intends to utilize short sales of securities to reduce the Fund's exposure to general equity market risk. It may use short sales for securities it expects to decline in value or in order to hedge against a decline in the value of other portfolio holdings.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

13

PRINCIPAL INVESTMENT RISKS
General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money.  Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control.  We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in alternative energy and clean technology industries.

Non-Diversification Risk. The Fund is non-diversified.  A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments.  You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Alternative Energy Industries Concentration Risk.  The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions.  Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies.  They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives and other government regulations, as well as the price of oil and gas, world events and economic conditions.

Short Sale Risk.  Short sales involve selling a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date at the then-current market price so it can return the security to the lender. Therefore, short sales of securities may result in gains if a security's price declines subsequent to the short sale, but may result in losses if a security's price rises from the time when the Fund previously sold the security short. Also, since the loss on a short sale arises from increases in the value of the security sold short, the extent of such a loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited because a security's value cannot drop below zero.

Furthermore, during the period when the Fund has borrowed a security that is then sold short, it is required to maintain a segregated account with its custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or custodian will be at least equal to the current market value of the security sold short, and will be marked to market daily to ensure that sufficient collateral has been segregated and is held. Depending on the arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral held with the broker or custodian. Also depending on those arrangements, there can be other costs to the Fund from short selling such as the cost of the dividends on the securities sold short that must be paid by the Fund. The assets used to cover the Fund's short sales will not be available to use for redemptions or be sold while the position it is covering is outstanding, unless it is replaced with a similar security. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

14

Small-Cap Companies Risk. The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

Foreign Securities Risk. The Fund may invest a substantial portion of its assets in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies; foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to the Fund’s shareholders; foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk. The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, the Investment Adviser may close and reopen the Fund to purchases by new and/or existing investors.

FUND PERFORMANCE
The Fund commenced operations on October 29, 2007.  Performance history will be available for the Fund after it has been in operation for a full calendar year.

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FUND FEES AND EXPENSES

The following tables show the fees and expenses you may pay if you buy and hold shares of each Fund.

Shareholder Fees (fees paid directly from your investment)

Sales Charge
	Sales Charge	Imposed
	Imposed	on	Deferred
	on	Reinvested	Sales	Exchange	Redemption
Fund	Purchases	Distributions	Charge	Fee	Fee
Firsthand Technology Value Fund *	None	None	None	None	None
Firsthand Technology Leaders Fund *	None	None	None	None	None
Firsthand e-Commerce Fund *	None	None	None	None	None
Firsthand Alternative Energy Fund *	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Fund	Management Fee	Distribution (12b-1 Fee)	Other Expenses	Short Sale Expense (estimated)	Total Annual Fund Operating Expenses
Firsthand Technology Value Fund	1.50%	None	0.43%	None	1.93% **
Firsthand Technology Leaders Fund	1.50%	None	0.45%	None	1.95% **
Firsthand e-Commerce Fund	1.50%	None	0.45%	None	1.95% **
Firsthand Alternative Energy Fund	1.65%	None	0.45%	0.05%	2.15% ***

*	The Fund charges a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (see “Account Maintenance Fee” on page 32).

**
Under the Investment Advisory Agreements, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements so that each Fund's total annual operating expenses are limited to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. Under the Administration Agreement, the Funds' Administrator has assumed responsibility for payment of all of each Fund's operating expenses excluding certain expenses, for example, brokerage and commission expenses, litigation costs, and any extraordinary and non-recurring expenses. The Investment Advisory Agreements continue from year to year, provided that its continuance is approved at least annually by the Board and the disinterested trustees. The expense data in the table reflects current contractual fees and expenses.

***
Under the Investment Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements so that Firsthand Alternative Energy Fund's total annual operating expenses (with certain exclusions discussed below) are limited to 2.10% of the Fund's average daily net assets up to $200 million, 2.05% of such assets from $200 million to $500 million, 2.00% of such assets from $500 million to $1 billion, and 1.95% of such assets in excess of $1 billion. The Investment Adviser has also agreed to donate a portion of its management fees collected, amounting to 0.20% of the Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders. Under the Administration Agreement, the Fund’s Administrator has assumed responsibility for payment of all of the Fund's operating expenses excluding certain expenses, for example, brokerage and commission expenses, short sale expenses, litigation costs, and any extraordinary and non-recurring expenses. The Investment Advisory Agreement continues from year to year, provided that its continuance is approved at least annually by the Board and the disinterested trustees. The expense data in the table reflect current contractual fees and expenses.

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EXAMPLE
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Firsthand Technology Value Fund	$196	$605	$1,040	$2,245
Firsthand Technology Leaders Fund	$198	$612	$1,050	$2,266
Firsthand e-Commerce Fund	$198	$612	$1,050	$2,266
Firsthand Alternative Energy Fund	$218	$672	$1,152	$2,472

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS

EQUITY SECURITIES
Each Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for a Fund’s investment are typically traded on a national securities exchange, the NASDAQ system, or over-the-counter. In a Fund’s investment portfolio, we may include securities of both large, well-known companies as well as smaller, lesser-known companies.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in a Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.

Some securities are not traded actively and may be difficult to sell. Although profits in some of a Fund’s holdings may be realized quickly, it is not expected that most of a Fund’s investments will appreciate rapidly.

ILLIQUID SECURITIES
A Fund will not invest in an illiquid security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. Any increase in the percentage of a Fund’s net assets in illiquid securities due to changes in portfolio securities values, a decrease in net assets, or other circumstances will not be considered when determining whether the Fund is in compliance with the foregoing limitation on investments in illiquid securities.

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PORTFOLIO TURNOVER RISK
The investment management team will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses that must be borne by a Fund and its shareholders. It also may result in higher short-term capital gain to a Fund that is taxable to shareholders as ordinary income when distributed.  See “Financial Highlights” for each Fund’s historical portfolio turnover rates.

IPOs
Each Fund may purchase shares in initial public offerings (“IPOs”), which can be risky. Because the price of IPO shares may be volatile, a Fund may hold IPO shares for a very short time. This may increase the turnover rate of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. When it sells IPO shares, a Fund may realize a capital gain that must be distributed to shareholders.

CHANGING INVESTMENT OBJECTIVE
The investment objective of each Fund can be changed without shareholder approval, subject to Board approval and the provision of 60 days’ advance written notice to shareholders.

TEMPORARY DEFENSIVE MEASURES
For defensive purposes, each Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help a Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, a Fund may not be able to achieve its investment objective.

CONCENTRATION POLICY
Each Fund is non-diversified and concentrates its investments in a single industry or group of industries. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments. However, we currently believe that investments by the Funds in a target group of high-technology and alternative energy industries may offer greater opportunities for growth of capital than investments in other industries. You also should be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in a Fund is not a balanced investment program.

WHY WE BUY
Each Fund’s portfolio manager evaluates company fundamentals when selecting stocks for the portfolio. Several factors may be examined, including strength of technology, competitiveness of products, barriers to entry (including patents and other intellectual property rights), balance sheet strength, market leadership, and management strength and vision. The portfolio managers buy a company’s stock for the Fund when they believe the company’s fundamental worth is not currently reflected in the market price (i.e., the stock is undervalued).

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WHY WE SELL
A Fund may sell securities of a company if we determine that:

-         The current market price exceeds the value of the company, or
-         Alternative investments present better potential for capital appreciation.

We also may sell a security owned by a Fund when there is a negative development in a company’s competitive, regulatory, or economic environment; because of deterioration of a company’s growth prospects or financial situation; or for other reasons.

FUND MANAGEMENT

THE MANAGER
Firsthand Funds (the “Trust”) retains Firsthand Capital Management, Inc., 125 South Market Street, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Firsthand Capital Management, Inc. (the "Investment Adviser") is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. He has been a portfolio manager of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand Alternative Energy Fund since each Fund began its operation and, in addition, is sole portfolio manager of Firsthand e-Commerce Fund.

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund.

PORTFOLIO HOLDINGS

A description of the Firsthand Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities is available in the SAI and on the Funds’ website at www.firsthandfunds.com/portfolio.

OPERATION OF THE FUNDS

Under the Investment Advisory Agreements (the “Advisory Agreements”), the Investment Adviser receives from the Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand e-Commerce Fund, an advisory fee at the annual rate of 1.50% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement with Firsthand Alternative Energy Fund (the “Advisory Agreement”), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.65% of the Fund’s average daily net assets.  Under the Advisory Agreements, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objective, policies, and limitations.

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ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. The Distributor is compensated by the Investment Adviser.

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YOUR ACCOUNT

DOING BUSINESS WITH FIRSTHAND

Visit us online:   www.firsthandfunds.com
24 hours a day, 7 days a week, you may:
-           Complete an online account application*
-           Review your current account balance and
transaction history
-           Check portfolio holdings and daily net asset
values (“NAVs”)
-           Buy, exchange, and sell shares of Firsthand Funds**
-           Sign up for electronic delivery of shareholder
communications (for shares held with brokers only)
-           Sign up for quarterly e-mail alerts

Call us:               1.888.884.2675
Select from the following three options:
-           Option 1: Account Services
-           Option 2: Fund Information and Literature
-           Option 3: Automated Account Information

Account services representatives are available to answer your questions Monday through Friday, 5:00 A.M. to 5:00 P.M. Pacific Time. Fund information representatives are available to answer your questions and process Fund literature requests Monday through Friday, 8:00 A.M. to 5:00 P.M. Pacific Time.

TTY access:       1.800.774.3114

Write to us:
Shareholder Services
Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120

*	For your security, all applications must be signed and mailed to Firsthand Funds; they may not be submitted electronically.

**	Certain restrictions, such as minimum and maximum transaction amounts, apply. Please visit our website or call us for more information.

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HOW TO PURCHASE SHARES

ACCOUNT APPLICATION
To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675, option 2, or visit our website at www.firsthandfunds.com for an application.

RETIREMENT AND EDUCATION ACCOUNTS
In addition to regular (taxable) accounts, we also offer the following tax-advantaged investment options: Traditional IRAs, Roth IRAs, SEP-IRAs, and SIMPLE IRAs, and Coverdell Education Savings Accounts (“CESAs”). Please call Shareholder Services at 1.888.884.2675, option 2, if you would like more information about opening a retirement or an education account.

ACCOUNT MINIMUMS*

	Initial	Additional
Type of Account	Investment	Investment
Regular Accounts	$2,000	$50
Regular Accounts (with automatic
investment plans)**	$2,000	$50
IRAs (except CESAs)	$2,000	$50
CESAs	$500	$50

*
Lower minimums may be available through brokerage firms and other financial intermediaries. Financial intermediaries with omnibus accounts with the Fund may, with the Fund’s written consent, offer lower initial minimum investment amounts to clients.

**
Shareholders who sign up for an automatic investment plan with Firsthand Alternative Energy Fund and agree to make monthly automatic investments in an amount equal to at least $50 may establish a regular account with the Fund with a $500 initial investment (see page 30 of the prospectus under the section “Automatic Investment Plan” for additional information).

There are several ways to purchase shares of the Fund. These options are described below.

By Mail
To Open Your Account
Mail your check, along with your properly completed account application to Shareholder Services. Make your check payable to Firsthand Funds. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

Mail your check, along with an investment slip from your account statement, to Shareholder Services.  If you do not have an investment slip, include a note with your name, the Fund name, and your account number.

To Add to Your Account
Make your check payable to Firsthand Funds. Include your account number on your check. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

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By Telephone
To Open Your Account	You may not open an account by phone.

To Add to Your Account	Call 1.888.884.2675, option 1, to buy additional shares. You may buy shares in amounts of at least $50 or as much as $50,000.

Telephone transactions are made by Automated Clearing House electronic funds transfer from a pre-designated bank account. Before requesting a telephone purchase, please make sure that we have your bank account information on file. If we do not have this information, please call Shareholder Services to request an application or visit our website.

Online
To Open Your Account
At www.firsthandfunds.com, you may download an account application. For security reasons, the application must be printed, signed, and mailed to Firsthand Funds; it may not be submitted electronically.

To Add to Your Account	Go to www.firsthandfunds.com/online to visit our secure online transaction area.

By Wire
To Open Your Account
Before we can accept your wire, you must mail in a properly completed application to Shareholder Services. Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.  There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

To Add to Your Account
Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.  There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

Through Your Broker	To open or add to an account, contact your broker or financial adviser. For more information, see “Purchase Through Your Broker” in this section.

CONFIRMATION
You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

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PURCHASE THROUGH YOUR BROKER
You may also purchase shares through your broker. Where authorized by a Fund, orders will be priced at the NAV next computed after receipt by the broker. Consult your broker to determine when your orders will be priced.

Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds’ prospectus and shareholder reports. When you place an order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. A transaction charge may be imposed by brokers for handling your order; there are no charges if Fund shares are purchased directly from Firsthand.

The Investment Adviser may pay additional compensation at its own expense (and not as an expense to the Funds) to certain financial intermediaries in connection with the sale or retention of Fund shares or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support.

ADDITIONAL PURCHASE INFORMATION
Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New York Stock Exchange (normally 4:00 P.M. Eastern Time), your order will be priced at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person. If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

EXCHANGING AND SELLING SHARES

EXCHANGES
You may exchange all or a portion of your shares from one Firsthand Fund to another Firsthand Fund or for shares of the HSBC Investor Money Market Fund at the current NAV. You may exchange shares by mail, by telephone, or online. Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, apply to exchanges, because an exchange is a redemption from one Fund and a purchase into another. In particular, exchanges will be treated as a sale of shares and any gain on such transactions may be subject to federal income tax.

EXCHANGE TO THE HSBC INVESTOR MONEY MARKET FUND
You may also exchange your shares for shares of the HSBC Investor Money Market Fund, which is a portfolio of the HSBC Investor Funds, if such shares are offered in your state of residence. HSBC Investor Funds is an open-end management investment company with multiple portfolios advised by HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, NY 10018, and is not affiliated with Firsthand Funds or ALPS Distributors, Inc. Prior to making such an exchange, you should obtain and carefully read the prospectus for the HSBC Investor Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or ALPS Distributors, Inc. of an investment in the HSBC Investor Money Market Fund.

24

The HSBC Investor Money Market Fund’s investment objective is to provide a high level of current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

INVESTMENTS IN THE HSBC FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE HSBC INVESTOR MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

EXCHANGE FROM THE HSBC INVESTOR MONEY MARKET FUND
To exchange your shares of the HSBC Investor Money Market Fund for shares of a Firsthand Fund, you must first obtain a copy of the Fund’s prospectus and open an account with us. To request a Firsthand Fund’s prospectus and account application, please call us or visit our website.

SELLING SHARES
Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options. Under the following circumstances, written instructions with a signature guarantee will be required to execute your transaction:

-	If you have changed the name(s) or address on your account within 30 days prior to a redemption request (online redemption requests will not be accepted in this situation);
-	If you want payment mailed to an address other than the one we have on file for your account; or
-	If you want a redemption check made out to someone other than the account owner;
-	If the check is not being mailed to the address on your account;
-	If the check is not being made payable to the owner of the account;
-	If the redemption proceeds are being transferred to another Fund account with a different registration; or
-	If the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is a valuable safeguard to protect you and the Funds from fraud. You can get a signature guarantee from most banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A notary public cannot provide a signature guarantee. Firsthand accepts only STAMP 2000 New Technology Medallion Guarantee Stamps.

To Sell Shares
By Mail
Send written instructions, including your name, account number, and the dollar amount (or the number of shares) you want to sell, to Firsthand Funds. Be sure to include all of the necessary signatures, and a signature guarantee, if required. You must sign your request exactly as your name appears on Firsthand’s account records.

A signature guarantee is required if you want to sell more than $50,000 worth of shares.

25

By Telephone
Call 1.888.884.2675, option 1, to redeem shares by telephone.

As long as your transaction is for $50,000 or less, and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone. You can request to have your payment sent to you by an Automated Clearing House electronic funds transfer, wire, or mail. There is an $8 processing fee for wire payments.

You may not sell shares in an IRA or any other tax-deferred savings account by telephone. Please see your IRA application, which includes important disclosure, or call Shareholder Services for more details.

Online
Go to www.firsthandfunds.com/online to visit our secure online transaction area. Minimum and maximum transaction amounts apply. For more information, visit our website.

You may not sell shares in an IRA or any other tax-deferred savings account online. Please call Shareholder Services for more details.

By Electronic Funds Transfer
Call or write to Shareholder Services, or visit us online to have your proceeds electronically transferred to a pre-designated bank account.
Before requesting an Automated Clearing House electronic funds transfer, please make sure that we have your bank account information on file. If we do not have this information, please call 1.888.884.2675, option 2, to request the proper form, or visit our website.

By Wire
Please call 1.888.884.2675, option 1, or submit your request by mail. You may request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a charge for processing the wire.

Through Your Broker	Contact your broker or financial adviser.

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REDEMPTION PAYMENTS
Payment is normally made within seven days after the receipt of your properly completed redemption request. In extraordinary circumstances, we may suspend redemptions or postpone the payment of proceeds beyond seven calendar days when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.

UNDELIVERABLE OR UNCASHED CHECKS
Any check tendered in payment of a redemption transaction, dividends, or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

SELLING SHARES THROUGH YOUR BROKER
You may also sell your shares through your broker. Any order you place with a brokerage firm is treated as if it were placed directly with Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receive your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

Your brokerage firm is responsible for processing your redemption promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of Firsthand Funds’ prospectus and shareholder reports. When you place a redemption order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

SELLING RECENTLY PURCHASED SHARES
If you bought shares by check or an Automated Clearing House electronic funds transfer, it may take up to 15 days from the date of purchase for your check or electronic funds transfer to clear. We will send your redemption payment only after your check or electronic funds transfer has cleared. To eliminate this delay, you may purchase shares of a Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION
At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions.

SHAREHOLDER SERVICES

Firsthand Funds’ Transfer Agent, Citi Fund Services Ohio, Inc., provides account and shareholder services for Firsthand Funds’ shareholders. The Transfer Agent processes purchases, redemptions, and exchanges; it also maintains shareholders’ accounts.

27

AUTOMATIC INVESTMENT PLAN
This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account either monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. You may sign up for the Automatic Investment Plan on your account application or by calling us. Although the minimum monthly investment is $50, the minimum for initial investments still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your investment or discontinue the plan at any time by calling or writing to Shareholder Services.

PAYROLL DIRECT DEPOSIT PLAN
You may purchase Fund shares through direct deposit plans offered by certain private employers and government agencies. These plans enable you to have a portion of your payroll checks transferred automatically to purchase shares of the Fund. Contact your employer for additional information.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to systematically sell your shares and receive regular payments from your account. You may arrange to receive payments monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. Payments can be sent to you by mail or by electronic funds transfer. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION
You may change your pre-designated bank or brokerage account at any time by writing to Shareholder Services. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of a Fund. Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS
The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to Shareholder Services.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 1, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privilege on your account application, or you may call us at any time to cancel.

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ACCOUNT POLICIES

CONTRIBUTION TO NON-PROFIT ORGANIZATIONS
The Investment Adviser intends to donate a portion of the investment management fees it collects on an annual basis for Firsthand Alternative Energy Fund, equivalent to 0.20% of the Fund’s average daily net assets, to non-profit organizations that support alternative and renewable energy, energy conservation, environmental protection, or other causes, as elected by shareholders of the Fund. Shareholders who hold their account directly with Firsthand Funds will be able to elect the non-profits (nominated by the Investment Adviser) they wish the Investment Adviser to support with its annual donation . These elections may be made on the New Account Application or by contacting Shareholder Services at 1.888.884.2675, option 1. The Investment Adviser will typically review such elections annually (usually around year end) and allocate its donation as directed.  Shareholders who purchase shares through brokers may be given an opportunity to register their election by accessing a password-protected website.  Since the annual donation is made by the Investment Adviser and not by the shareholders of the Fund, shareholders will not be entitled to take a tax deduction on those charitable contributions made by the Investment Adviser.  The Investment Adviser may, if permitted by applicable tax laws, take such a deduction.

MARKET TIMERS
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Pursuant to policies and procedures adopted by the Board of Trustees, we may restrict or refuse purchases or exchanges into a Fund from market timers. These policies and procedures do not follow a strict quantitative process; instead, trading patterns have been identified and, if an account trades within an identified pattern, additional monitoring will occur. The Funds believe you may be considered a “market timer” if you:

-	Make more than two purchases and two sales in a Fund within any 90-day period, or
-	Make more than four purchases and four sales in a Fund within any 12-month period, or
-	Appear to follow a market-timing pattern that may adversely affect a Fund (e.g., frequent purchases and sales of Fund shares).

Periodic purchases or redemptions under a periodic purchase plan or periodic redemption plan are exempt from this market timing policy.

Although redemptions in violation of this policy will cause the Funds to restrict purchases and exchanges into a Fund, the Funds cannot restrict redemptions out of a Fund. A purchase or an exchange into a Fund that violates this policy normally will be blocked on the same day it is attempted.

The Funds do not accommodate frequent purchases or redemptions of a Fund’s shares.

Although the Funds have taken steps to discourage frequent purchases and redemptions of the Funds shares, they cannot guarantee that such trading will not occur.

29

ACCOUNT MAINTENANCE FEE
Because of the disproportionately high costs of servicing accounts with low balances, we charge a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (see How to Purchase Shares). We will determine the amount of your investment in each account once per year, generally at the end of September. We will deduct the fee each year from each account with a balance below the applicable minimum investment amount at that time. Prior to assessing the annual account maintenance fee, however, we will notify you in writing and give you 60 days to either increase the value of your account to the minimum balance or close your account. Accounts that fall below the minimum as a result of market depreciation are not subject to this fee.

MAILINGS TO SHAREHOLDERS
All Firsthand Funds’ shareholders receive copies of prospectuses, annual reports, and semi-annual reports by mail (brokerage account shareholders may elect to receive these documents via e-delivery). Currently, Firsthand Funds and many brokers combine the mailings of shareholders who are family members living at the same address. If you wish to opt out of this “householding” plan, you may contact your broker or call us toll-free at any time, at 1.888.884.2675, option 1, or write to Shareholder Services. We will resume separate mailings to each member of your household within 30 days of your request.

LARGE REDEMPTIONS
Large redemptions can negatively affect a Fund’s investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemptions amounts to more than 1% of a Fund’s net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a “redemption in-kind”). In the case of a redemption in-kind, you will bear the market risk between the time you receive the distributed securities and the time you dispose of the securities.  You may also incur brokerage commissions and other costs when selling the securities.  In the event you receive illiquid securities in-kind, you may not be able to sell those securities because they may be subject to resale restrictions or you may be able to sell those securities only at a substantial discount.

CUSTOMER IDENTIFICATION
We are required by law to obtain certain personal information from you that will be used to verify your identity. When you open an account, we will ask for your name, address, date of birth (for individuals), taxpayer or other government identification number, and other information that will allow us to identify you.  We may also request to review other identifying documents such as a driver’s license, a passport, or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. Firsthand Funds reserves the right to reject any purchase order.  Firsthand Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure resulting from a failure to provide proper personal identification.

30

DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS
Each Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions either by check or have them reinvested. Distributions are automatically reinvested in additional shares of a Fund at its NAV on the distribution date unless you elect to have your distributions paid by check. Please call us if you wish to change your distribution option or visit our website and make this change online. Income and capital gain distributions reduce a Fund’s NAV by the amount of the distribution on the ex-dividend date. If you have chosen the reinvestment option, we will credit to your account additional shares at the NAV on the ex-dividend date. If you buy Fund shares shortly before the Fund makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when the Fund holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the realized gains. The Funds have the potential to build up high levels of unrealized appreciation.

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their U.S. shareholders. It does not apply to non-U.S. investors, tax-exempt investors, or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional federal income tax information.

TAXES ON DISTRIBUTIONS
Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as a long-term capital gain. An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges after May 5, 2003. Also, if you are an individual Fund shareholder, your distributions attributable to dividends received by a Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income. Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the federal income tax status of your distributions.

31

TAXES ON TRANSACTIONS
Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be a long-term capital gain or loss if you have held such shares for more than one year at the time of redemption or exchange. Under some circumstances, your realized losses may be disallowed.

ADDITIONAL TAX INFORMATION
In certain circumstances, Fund shareholders may be subject to backup withholding.

PRICING OF FUND SHARES

CALCULATING THE NAV
Each Fund calculates its share price, or NAV, at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time) on each day that the exchange is open (a “business day”). Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of each Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

If the market price for a security in a Fund’s portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees (“Valuation Procedures”). The Valuation Procedures authorize a committee, composed of members of the Board of Trustees and senior personnel of the Investment Adviser, to determine the fair value of any such security. As a general principle, the fair valuation of a security should reflect the amount that a Fund would reasonably expect to receive for the security upon its current sale to an arm’s-length buyer. The Pricing Committee may use any one or more of the following methods, among others, in establishing the fair value of a security:

-           A multiple of sale, revenue, or earnings;
-           A multiple of book value;
-           A discount from market of a similar freely traded security;
-           The purchase price of the security;
-           Any subsequent private transactions in the security or related securities.

If a Fund holds securities listed primarily on a foreign exchange that trades on days on which a Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

32

VALUATION OF PORTFOLIO SECURITIES
The NAV of a Fund will fluctuate as the value of the securities it holds fluctuates. A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the NYSE. If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Options are valued at their closing mid-price on the principal exchange where the option is traded. Mid-price is the average of the closing bid price and the closing ask price.

5.
Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees. These securities may include thinly traded securities or those that are restricted as to their resale.

The Funds have procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (sales, revenue, or earnings muliples, etc.), discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors. The board of trustees oversees the application of fair value pricing procedures. The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which a Fund determines its NAV per share.

FINANCIAL HIGHLIGHTS

The financial highlights tables describe each Fund’s financial performance and other financial information for the past five years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investor in each Fund would have earned or lost on an investment in a Fund (assuming the reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, and LLP, whose report, along with each Fund’s financial statements, is included in our 2007 Annual Report to Shareholders. Please call 1.888.884.2675, option 2, to request a free copy of the Funds’ Annual Report, or visit our website to download the report.

33

Firsthand Technology Value Fund
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value at beginning of period	$36.09	$33.12	$29.48	$31.57	$18.09
Income from investment operations:
Net investment loss	(0.70)	(0.72)	(0.62)	(0.49)	(0.40)
Net realized and unrealized gains (losses) on investments	9.14	3.69	4.26	(1.60)	13.88
Total from investment operations	8.44	2.97	3.64	(2.09)	13.48
Paid-in capital from redemption fees	—	—	—	—	0.00	(A)
Net asset value at end of period	$44.53	$36.09	$33.12	$29.48	$31.57
Total return	23.39%	8.97%	12.35%	(6.62%)	74.52%
Net assets at end of period (millions)	$382.8	$370.9	$446.6	$586.9	$877.4
Ratio of gross expenses to average net assets before waiver	1.93%	1.93%	1.92%	1.90%	1.90%
Ratio of net expenses to average net assets after waiver	1.93%	1.92%	1.92%	1.90%	1.90%
Ratio of net investment loss to average net assets	(1.57%)	(1.70%)	(1.81%)	(1.41%)	(1.64%)
Portfolio turnover rate	50%	47%	42%	17%	38%

(A)     Amount is less than $0.01.

34

Firsthand Technology Leaders Fund
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value at beginning of period	$20.23	$18.95	$16.75	$17.23	$10.65
Income from investment operations:
Net investment loss	(0.29)	(0.29)	(0.23)	(0.30)	(0.24)
Net realized and unrealized gains (losses) on investments	3.12	1.57	2.43	(0.18)	6.82
Total from investment operations	2.83	1.28	2.20	(0.48)	6.58
Paid-in capital from redemption fees	—	—	—	—	0.00	(A)
Net asset value at end of period	$23.06	$20.23	$18.95	$16.75	$17.23
Total return	13.99%	6.75%	13.13%	(2.79%)	61.78%
Net assets at end of period (millions)	$63.5	$74.0	$121.0	$113.9	$156.1
Ratio of gross expenses to average net assets before waiver	1.96%	1.96%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.16%)	(1.13%)	(1.43%)	(1.58%)	(1.65%)
Portfolio turnover rate	35%	53%	43%	22%	28%

(A)      Amount is less than $0.01.

35

Firsthand e-Commerce Fund
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value at beginning of period	$4.05	$3.40	$3.23	$3.06	$2.08
Income from investment operations:
Net investment loss	(0.06)	(0.06)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gains (losses) on investments	0.68	0.71	0.23	0.23	1.03
Total from investment operations	0.62	0.65	0.17	0.17	0.98
Paid-in capital from redemption fees	—	—	—	—	0.00	(A)
Net asset value at end of period	$4.67	$4.05	$3.40	$3.23	$3.06
Total return	15.31%	19.12%	5.26%	5.56%	47.12%
Net assets at end of period (millions)	$40.7	$40.3	$42.9	$55.6	$66.4
Ratio of gross expenses to average net assets before waiver	1.96%	1.98%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.28%)	(1.51%)	(1.66%)	(1.90%)	(1.72%)
Portfolio turnover rate	44%	59%	55%	22%	46%

(A)     Amount is less than $0.01.

36

Firsthand Alternative Energy Fund

	Period Ended
	12/31/07†

Net asset value at beginning of period	$10.00
Income from investment operations:	—	(A)
Net realized and unrealized gains on investments	0.89
Total from investment operations	0.89
Net asset value at end of period	$10.89
Total return	8.90	%(B)
Net assets at end of period (millions)	$1.9
Ratio of gross expenses to average net assets before waiver	2.10	%(C)
Ratio of net expenses to average net assets after waiver	2.10	%(C)
Ratio of net investment loss to average net assets	(0.07	%)(C)
Portfolio turnover rate	0	%(B)

†       For the period October 29, 2007 (commencement of operations) through December 31, 2007.
(A)     Amount is less than $0.005.
(B)     Not annualized.
(C)     Annualized.

37

Privacy Policy Notice

Firsthand Capital Management, Inc. is committed to protecting the privacy of the shareholders of Firsthand Funds. This notice describes our privacy policy.

To administer and service your account, we collect nonpublic personal information about you from account applications and other related forms. We also keep records of your transactions.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. To process your requests and transactions, the law permits us to disclose nonpublic personal information about you to our service providers (such as Firsthand Funds’ transfer agent and distributor). We prohibit our service providers from using the information that they receive from us for any purpose other than to provide service for your Firsthand Funds’ account.

We designed our privacy policy to protect your personal information. We restrict access to your nonpublic personal information to authorized employees and service providers (as described above). We maintain physical, electronic, and procedural safeguards that comply with federal privacy standards to guard your nonpublic information.

Privacy Policy is not a Part of the Prospectus

38

Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market Street, Suite 1200
San Jose, CA 95113
www.firsthandcapital.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
Citi Fund Services Ohio, Inc.
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675

Additional information about each Fund is included in the Statement of Additional Information (“SAI”). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. The Annual Report includes a discussion of each Fund’s holdings and recent market conditions and investment strategies that significantly affected performance during the last fiscal year of the Funds.

To obtain a free copy of any of these documents, or to request other information or ask questions about a Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.firsthandfunds.com.

Information about each Fund (including the Funds’ SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 202.942.8090. The Funds’ Annual and Semi-Annual reports and additional information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov. You may get copies of Fund information, after paying a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address:  publicinfo@sec.gov.

Firsthand, and the interlocking “F” design, are registered trademarks of Firsthand Capital Management, Inc.

File No. 811-8268

PART A

Firsthand Alternative Energy Fund Prospectus

PROSPECTUS

Firsthand Funds

Alternative Energy Fund

April 29, 2008

Firsthand Funds has registered the mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (the “SEC”). That registration does not imply, however, that the SEC endorses the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Privacy Policy Notice enclosed.

The Fund
Investment Objective, Principal Investment Strategies, Principal Investment Risks, and Fund Performance
Firsthand Alternative Energy Fund	3
Fund Fees and Expenses	6
Additional Investment Strategies and Associated Risks	7
Fund Management	9
Portfolio Holdings	9
Operation of the Fund	9

Your Account
Doing Business With Firsthand	10
How to Purchase Shares	10
Exchanging and Selling Shares	13
Shareholder Services	16
Account Policies	17
Distributions and Taxes	19
Pricing of Fund Shares	21

Financial Highlights
Firsthand Alternative Energy Fund	22

This prospectus contains important information about the investment objective, strategies, and risks of the Fund that you should understand before you invest. Please read this prospectus carefully and keep it with your investment records. The Fund is non-diversified and has as its investment objective long-term growth of capital.

2

FIRSTHAND ALTERNATIVE ENERGY FUND (ALTEX)

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and energy technology companies, both U.S. and international. Alternative energy includes, but is not limited to, energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Energy technologies include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks.  The Fund’s international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets.  The Fund may also engage in short sales.  The Fund may also from time to time invest a substantial portion of its assets in cash or cash equivalents.  The principal investment strategies of the Fund are non-fundamental and can be changed with 60 days’ notice to shareholders.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price.  When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

Under normal circumstances, the long portion of the portfolio will represent at least 80% of the Fund's net assets and be invested in long positions in common stocks that the Investment Adviser expects to have positive returns. The short portion of the portfolio will be invested in short positions that the Investment Advisor expects to have negative returns. A short sale involves selling a security that the Fund does not own. The Fund will sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Therefore short sales of securities may result in gains if a security's price declines subsequent to the short sale, but may result in losses if a security's price rises from the time when the Fund previously sold the security short. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund intends to utilize short sales of securities to reduce the Fund's exposure to general equity market risk. It may use short sales for securities it expects to decline in value or in order to hedge against a decline in the value of other portfolio holdings.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

3

PRINCIPAL INVESTMENT RISKS
General Risk. Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money.  Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control.  We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in alternative energy and clean technology industries.

Non-Diversification Risk. The Fund is non-diversified.  A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments.  You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Alternative Energy Industries Concentration Risk.  The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions.  Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies.  They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives and other government regulations, as well as the price of oil and gas, world events and economic conditions.

Short Sale Risk.  Short sales involve selling a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date at the then-current market price so it can return the security to the lender. Therefore, short sales of securities may result in gains if a security's price declines subsequent to the short sale, but may result in losses if a security's price rises from the time when the Fund previously sold the security short. Also, since the loss on a short sale arises from increases in the value of the security sold short, the extent of such a loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited because a security's value cannot drop below zero.

Furthermore, during the period when the Fund has borrowed a security that is then sold short, it is required to maintain a segregated account with its custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or custodian will be at least equal to the current market value of the security sold short, and will be marked to market daily to ensure that sufficient collateral has been segregated and is held. Depending on the arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral held with the broker or custodian. Also depending on those arrangements, there can be other costs to the Fund from short selling such as the cost of the dividends on the securities sold short that must be paid by the Fund. The assets used to cover the Fund's short sales will not be available to use for redemptions or be sold while the position it is covering is outstanding, unless it is replaced with a similar security. The Fund will not make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

4

Small-Cap Companies Risk. The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

Foreign Securities Risk. The Fund may invest a substantial portion of its assets in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies; foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to the Fund’s shareholders; foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk. The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Please see “Additional Investment Strategies and Associated Risks” for more information.

From time to time, the Investment Adviser may close and reopen the Fund to purchases by new and/or existing investors.

FUND PERFORMANCE
The Fund commenced operations on October 29, 2007.  Performance history will be available for the Fund after it has been in operation for a full calendar year.

5

FUND FEES AND EXPENSES

The following tables show the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Sales Charge
	Sales Charge	Imposed
	Imposed	on	Deferred
	on	Reinvested	Sales	Exchange	Redemption
Fund	Purchases	Distributions	Charge	Fee	Fee
Firsthand Alternative Energy Fund *	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Fund	Management Fee	Distribution (12b-1 Fee)	Other Expenses	Short Sale Expense (estimated)	Total Annual Fund Operating Expenses
Firsthand Alternative Energy Fund	1.65%	None	0.45%	0.05%	2.15% **

*	The Fund charges a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (see “Account Maintenance Fee” on page 18).

**
Under the Investment Advisory Agreement, the Investment Adviser has agreed to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses (with certain exclusions discussed below) are limited to 2.10% of the Fund's average daily net assets up to $200 million, 2.05% of such assets from $200 million to $500 million, 2.00% of such assets from $500 million to $1 billion, and 1.95% of such assets in excess of $1 billion. The Investment Adviser has also agreed to donate a portion of its management fees collected, amounting to 0.20% of the Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders. Under the Administration Agreement, the Fund’s Administrator has assumed responsibility for payment of all of the Fund's operating expenses excluding certain expenses, for example, brokerage and commission expenses, short sale expenses, litigation costs, and any extraordinary and non-recurring expenses. The Investment Advisory Agreement continues from year to year, provided that its continuance is approved at least annually by the Board and the disinterested trustees. The expense data in the table reflect current contractual fees and expenses.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Firsthand Alternative Energy Fund	$218	$672	$1,152	$2,472

6

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS

EQUITY SECURITIES
The Fund may invest in equity securities, which include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock, and warrants. The securities we select for the Fund’s investment are typically traded on a national securities exchange, the NASDAQ system, or over-the-counter. In the Fund’s investment portfolio, we may include securities of both large, well-known companies as well as smaller, lesser-known companies.

Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions, and other factors beyond our control. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.

Some securities are not traded actively and may be difficult to sell. Although profits in some of the Fund’s holdings may be realized quickly, it is not expected that most of the Fund’s investments will appreciate rapidly.

ILLIQUID SECURITIES
A Fund will not invest in an illiquid security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Any increase in the percentage of the Fund’s net assets in illiquid securities due to changes in portfolio securities values, a decrease in net assets, or other circumstances will not be considered when determining whether the Fund is in compliance with the foregoing limitation on investments in illiquid securities.

PORTFOLIO TURNOVER RISK
The investment management team will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses that must be borne by the Fund and its shareholders. It also may result in higher short-term capital gain to the Fund that is taxable to shareholders as ordinary income when distributed.  See “Financial Highlights” for the Fund’s historical portfolio turnover rates.

IPOs
Each Fund may purchase shares in initial public offerings (“IPOs”), which can be risky. Because the price of IPO shares may be volatile, the Fund may hold IPO shares for a very short time. This may increase the turnover rate of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. When it sells IPO shares, the Fund may realize a capital gain that must be distributed to shareholders.

CHANGING INVESTMENT OBJECTIVE
The investment objective of the Fund can be changed without shareholder approval, subject to Board approval and the provision of 60 days’ advance written notice to shareholders.

7

TEMPORARY DEFENSIVE MEASURES
For defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash or money market instruments. This may help the Fund minimize or avoid losses during adverse market, economic, or political conditions. While in a temporary defensive mode, the Fund may not be able to achieve its investment objective.

CONCENTRATION POLICY
The Fund is non-diversified and concentrates its investments in a single industry or group of industries. When a fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would on a fund that does not concentrate its investments. However, we currently believe that investments by the Fund in a target group of alternative energy industries may offer greater opportunities for growth of capital than investments in other industries. You also should be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

WHY WE BUY
Each Fund’s portfolio manager evaluates company fundamentals when selecting stocks for the portfolio. Several factors may be examined, including strength of technology, competitiveness of products, barriers to entry (including patents and other intellectual property rights), balance sheet strength, market leadership, and management strength and vision. The portfolio managers buy a company’s stock for the Fund when they believe the company’s fundamental worth is not currently reflected in the market price (i.e., the stock is undervalued).

WHY WE SELL
A Fund may sell securities of a company if we determine that:

-         The current market price exceeds the value of the company, or
-         Alternative investments present better potential for capital appreciation.

We also may sell a security owned by the Fund when there is a negative development in a company’s competitive, regulatory, or economic environment; because of deterioration of a company’s growth prospects or financial situation; or for other reasons.

FUND MANAGEMENT

THE MANAGER
Firsthand Funds (the “Trust”) retains Firsthand Capital Management, Inc., 125 South Market Street, Suite 1200, San Jose, California 95113, to manage the investments of the Fund. Firsthand Capital Management, Inc. (the "Investment Adviser") is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Kevin M. Landis, who also serves as a Trustee of the Trust, controls the Investment Adviser. Mr. Landis is the Chief Investment Officer of the Investment Adviser, a position he has held since 1994. He has been a portfolio manager of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand Alternative Energy Fund since each Fund began its operation and, in addition, is sole portfolio manager of Firsthand e-Commerce Fund. Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand e-Commerce fund are offered in a separate prospectus.

8

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund.

PORTFOLIO HOLDINGS

A description of the Firsthand Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.firsthandfunds.com/portfolio.

OPERATION OF THE FUND

Under the Investment Advisory Agreement (the “Advisory Agreement”), the Investment Adviser receives from the Fund an advisory fee at the annual rate of 1.65% of the Fund’s average daily net assets.  Under the Advisory Agreement, the Investment Adviser provides the Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of the Fund consistent with the Fund’s investment objective, policies, and limitations.

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as principal underwriter and distributor for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. The Distributor is compensated by the Investment Adviser.

9

YOUR ACCOUNT

DOING BUSINESS WITH FIRSTHAND

Visit us online:          www.firsthandfunds.com
24 hours a day, 7 days a week, you may:
-           Complete an online account application*
-           Review your current account balance and
transaction history
-           Check portfolio holdings and daily net asset
values (“NAVs”)
-           Buy, exchange, and sell shares of Firsthand Funds**
-           Sign up for electronic delivery of shareholder
communications (for shares held with brokers only)
-           Sign up for quarterly e-mail alerts

Call us:                      1.888.884.2675
Select from the following three options:
-           Option 1: Account Services
-           Option 2: Fund Information and Literature
-           Option 3: Automated Account Information

Account services representatives are available to answer your questions Monday through Friday, 5:00 A.M. to 5:00 P.M. Pacific Time. Fund information representatives are available to answer your questions and process Fund literature requests Monday through Friday, 8:00 A.M. to 5:00 P.M. Pacific Time.

TTY access:              1.800.774.3114

Write to us:
Shareholder Services
Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120

*	For your security, all applications must be signed and mailed to Firsthand Funds; they may not be submitted electronically.

**	Certain restrictions, such as minimum and maximum transaction amounts, apply. Please visit our website or call us for more information.

10

HOW TO PURCHASE SHARES

ACCOUNT APPLICATION
To open a new account with Firsthand Funds, please complete an account application. Call 1.888.884.2675, option 2, or visit our website at www.firsthandfunds.com for an application.

RETIREMENT AND EDUCATION ACCOUNTS
In addition to regular (taxable) accounts, we also offer the following tax-advantaged investment options: Traditional IRAs, Roth IRAs, SEP-IRAs, and SIMPLE IRAs, and Coverdell Education Savings Accounts (“CESAs”). Please call Shareholder Services at 1.888.884.2675, option 2, if you would like more information about opening a retirement or an education account.

ACCOUNT MINIMUMS*

	Initial	Additional
Type of Account	Investment	Investment
Regular Accounts	$2,000	$50
Regular Accounts (with automatic
investment plans)**	$2,000	$50
IRAs (except CESAs)	$2,000	$50
CESAs	$500	$50

*
Lower minimums may be available through brokerage firms and other financial intermediaries. Financial intermediaries with omnibus accounts with the Fund may, with the Fund’s written consent, offer lower initial minimum investment amounts to clients.

**
Shareholders who sign up for an automatic investment plan with the Fund and agree to make monthly automatic investments in an amount equal to at least $50 may establish a regular account with the Fund with a $500 initial investment (see page 16 of the prospectus under the section “Automatic Investment Plan” for additional information).

There are several ways to purchase shares of the Fund. These options are described below.

By Mail
To Open Your Account
Mail your check, along with your properly completed account application to Shareholder Services. Make your check payable to Firsthand Funds. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

Mail your check, along with an investment slip from your account statement, to Shareholder Services.  If you do not have an investment slip, include a note with your name, the Fund name, and your account number.

To Add to Your Account
Make your check payable to Firsthand Funds. Include your account number on your check. No third-party checks, starter checks, foreign checks, traveler’s checks, money orders, or currency will be accepted.

11

By Telephone
To Open Your Account	You may not open an account by phone.

To Add to Your Account	Call 1.888.884.2675, option 1, to buy additional shares. You may buy shares in amounts of at least $50 or as much as $50,000.

Telephone transactions are made by Automated Clearing House electronic funds transfer from a pre-designated bank account. Before requesting a telephone purchase, please make sure that we have your bank account information on file. If we do not have this information, please call Shareholder Services to request an application or visit our website.

Online
To Open Your Account
At www.firsthandfunds.com, you may download an account application. For security reasons, the application must be printed, signed, and mailed to Firsthand Funds; it may not be submitted electronically.

To Add to Your Account	Go to www.firsthandfunds.com/online to visit our secure online transaction area.

By Wire
To Open Your Account
Before we can accept your wire, you must mail in a properly completed application to Shareholder Services. Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.  There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

To Add to Your Account
Call 1.888.884.2675, option 1, for wire instructions. Your wire must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.  There is an $8 processing fee for wire payments. Your bank may also impose a charge for processing the wire.

Through Your Broker	To open or add to an account, contact your broker or financial adviser. For more information, see “Purchase Through Your Broker” in this section.

CONFIRMATION
You will receive confirmation of all transactions by mail. Certificates representing shares are not issued.

12

PURCHASE THROUGH YOUR BROKER
You may also purchase shares through your broker. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the broker. Consult your broker to determine when your orders will be priced. Your brokerage firm is responsible for processing your order promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of the Fund’s prospectus and shareholder reports. When you place an order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. A transaction charge may be imposed by brokers for handling your order; there are no charges if Fund shares are purchased directly from Firsthand.The Investment Adviser may pay additional compensation at its own expense (and not as an expense to the Fund) to certain financial intermediaries in connection with the sale or retention of Fund shares or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support.

ADDITIONAL PURCHASE INFORMATION
Fund shares are sold on a continuous basis at the NAV next determined after Shareholder Services or Firsthand Funds receives your properly completed purchase order. If we receive your order before the close of business on the New York Stock Exchange (normally 4:00 P.M. Eastern Time), your order will be priced at the NAV determined at the close of business on that day.

If your order is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by Firsthand Funds or Shareholder Services. We may deduct the losses or fees from your existing account. Firsthand Funds reserves the right to limit the amount of investments and to refuse to sell to any person. If we do not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

EXCHANGING AND SELLING SHARES

EXCHANGES
You may exchange all or a portion of your shares from one Firsthand Fund to another Firsthand Fund or for shares of the HSBC Investor Money Market Fund at the current NAV. You may exchange shares by mail, by telephone, or online. Exchanges are subject to the applicable minimum initial investment and account balance requirements. Generally, the same policies that apply to purchases and redemptions, including minimum investments, apply to exchanges, because an exchange is a redemption from one Fund and a purchase into another. In particular, exchanges will be treated as a sale of shares and any gain on such transactions may be subject to federal income tax.

EXCHANGE TO THE HSBC INVESTOR MONEY MARKET FUND
You may also exchange your shares for shares of the HSBC Investor Money Market Fund, which is a portfolio of the HSBC Investor Funds, if such shares are offered in your state of residence. HSBC Investor Funds is an open-end management investment company with multiple portfolios advised by HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, NY 10018, and is not affiliated with Firsthand Funds or ALPS Distributors, Inc. Prior to making such an exchange, you should obtain and carefully read the prospectus for the HSBC Investor Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or ALPS Distributors, Inc. of an investment in the HSBC Investor Money Market Fund.

13

The HSBC Investor Money Market Fund’s investment objective is to provide a high level of current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

INVESTMENTS IN THE HSBC FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE HSBC INVESTOR MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

EXCHANGE FROM THE HSBC INVESTOR MONEY MARKET FUND
To exchange your shares of the HSBC Investor Money Market Fund for shares of a Firsthand Fund, you must first obtain a copy of the Fund’s prospectus and open an account with us. To request a Firsthand Fund’s prospectus and account application, please call us or visit our website.

SELLING SHARES
Requests to sell shares are processed at the NAV next calculated after we receive your properly completed redemption request. The table below describes your options. Under the following circumstances, written instructions with a signature guarantee will be required to execute your transaction:

-	If you have changed the name(s) or address on your account within 30 days prior to a redemption request (online redemption requests will not be accepted in this situation);
-	If you want payment mailed to an address other than the one we have on file for your account; or
-	If you want a redemption check made out to someone other than the account owner;
-	If the check is not being mailed to the address on your account;
-	If the check is not being made payable to the owner of the account;
-	If the redemption proceeds are being transferred to another Fund account with a different registration; or
-	If the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is a valuable safeguard to protect you and the Fund from fraud. You can get a signature guarantee from most banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A notary public cannot provide a signature guarantee. Firsthand accepts only STAMP 2000 New Technology Medallion Guarantee Stamps.

To Sell Shares
By Mail
Send written instructions, including your name, account number, and the dollar amount (or the number of shares) you want to sell, to Firsthand Funds. Be sure to include all of the necessary signatures, and a signature guarantee, if required. You must sign your request exactly as your name appears on Firsthand’s account records.

A signature guarantee is required if you want to sell more than $50,000 worth of shares.

14

By Telephone
Call 1.888.884.2675, option 1, to redeem shares by telephone.

As long as your transaction is for $50,000 or less, and you have not changed the name or address on your account within the last 30 days, you can sell your shares by phone. You can request to have your payment sent to you by an Automated Clearing House electronic funds transfer, wire, or mail. There is an $8 processing fee for wire payments.

You may not sell shares in an IRA or any other tax-deferred savings account by telephone. Please see your IRA application, which includes important disclosure, or call Shareholder Services for more details.

Online
Go to www.firsthandfunds.com/online to visit our secure online transaction area. Minimum and maximum transaction amounts apply. For more information, visit our website.

You may not sell shares in an IRA or any other tax-deferred savings account online. Please call Shareholder Services for more details.

By Electronic Funds Transfer
Call or write to Shareholder Services, or visit us online to have your proceeds electronically transferred to a pre-designated bank account.
Before requesting an Automated Clearing House electronic funds transfer, please make sure that we have your bank account information on file. If we do not have this information, please call 1.888.884.2675, option 2, to request the proper form, or visit our website.

By Wire
Please call 1.888.884.2675, option 1, or submit your request by mail. You may request to have your proceeds wired directly to your pre-designated bank account. There is an $8 processing fee for redemptions paid by wire. Your bank may also impose a charge for processing the wire.

Through Your Broker	Contact your broker or financial adviser.

15

REDEMPTION PAYMENTS
Payment is normally made within seven days after the receipt of your properly completed redemption request. In extraordinary circumstances, we may suspend redemptions or postpone the payment of proceeds beyond seven calendar days when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.

UNDELIVERABLE OR UNCASHED CHECKS
Any check tendered in payment of a redemption transaction, dividends, or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

SELLING SHARES THROUGH YOUR BROKER
You may also sell your shares through your broker. Any order you place with a brokerage firm is treated as if it were placed directly with Firsthand Funds. You will receive the NAV next determined after Shareholder Services or Firsthand Funds receive your request from your broker. Your brokerage firm may charge you a fee for handling your redemption.

Your brokerage firm is responsible for processing your redemption promptly and correctly, keeping you advised of the status of your account, confirming your transactions, and ensuring that you receive copies of the Fund’s prospectus and shareholder reports. When you place a redemption order with your broker, it is the broker’s responsibility to promptly transmit properly completed orders to Firsthand Funds or Shareholder Services. Your broker may charge you a fee for handling your order.

SELLING RECENTLY PURCHASED SHARES
If you bought shares by check or an Automated Clearing House electronic funds transfer, it may take up to 15 days from the date of purchase for your check or electronic funds transfer to clear. We will send your redemption payment only after your check or electronic funds transfer has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

ADDITIONAL REDEMPTION INFORMATION
At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions.

SHAREHOLDER SERVICES

Firsthand Funds’ Transfer Agent, Citi Fund Services Ohio, Inc., provides account and shareholder services for Firsthand Funds’ shareholders. The Transfer Agent processes purchases, redemptions, and exchanges; it also maintains shareholders’ accounts.

AUTOMATIC INVESTMENT PLAN
This plan offers you a convenient way to buy additional shares by allowing you to automatically transfer money from your bank account to your Firsthand Funds account either monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. You may sign up for the Automatic Investment Plan on your account application or by calling us. Although the minimum monthly investment is $50, the minimum for initial investments still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your investment or discontinue the plan at any time by calling or writing to Shareholder Services.

16

PAYROLL DIRECT DEPOSIT PLAN
You may purchase Fund shares through direct deposit plans offered by certain private employers and government agencies. These plans enable you to have a portion of your payroll checks transferred automatically to purchase shares of the Fund. Contact your employer for additional information.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to systematically sell your shares and receive regular payments from your account. You may arrange to receive payments monthly (on the 15th of the month, unless you request a different date), quarterly, semi-annually, or annually. Payments can be sent to you by mail or by electronic funds transfer. The minimum monthly redemption is $50, and please note that the minimum account balance still applies. The Transfer Agent currently pays the costs associated with these transfers, but reserves the right, upon 30 days’ prior written notice, to implement reasonable charges for this service. You may change the amount of your withdrawal or discontinue the plan at any time by calling or writing to Shareholder Services.

CHANGING BANKING INFORMATION
You may change your pre-designated bank or brokerage account at any time by writing to Shareholder Services. You must obtain a signature guarantee if you designate a bank account that includes a person who is not a registered shareholder of the Fund. Additional documentation will be required to change an account if shares are held by a corporation, fiduciary, or other organization.

TELEPHONE TRANSACTIONS
The telephone redemption and exchange privilege is automatically available to you when you open a new account. If you elect not to have telephone privileges when you open your account but later change your mind, you may write to Shareholder Services.

Processing and validating your bank account information takes about 14 business days. No telephone transactions may be initiated during this time. After your account information has been processed, you may call 1.888.884.2675, option 1, to conduct telephone transactions.

Firsthand Funds and Shareholder Services will not be liable for complying with telephone instructions we reasonably believe to be genuine. We will employ reasonable procedures to determine that telephone instructions are genuine, including requiring forms of personal identification before acting on instructions, providing written confirmation of the transactions, and/or recording telephone instructions. You can always decline the telephone redemption privilege on your account application, or you may call us at any time to cancel.

17

ACCOUNT POLICIES

CONTRIBUTION TO NON-PROFIT ORGANIZATIONS
The Investment Adviser intends to donate a portion of the investment management fees it collects on an annual basis, equivalent to 0.20% of the Fund’s average daily net assets, to non-profit organizations that support alternative and renewable energy, energy conservation, environmental protection, or other causes, as elected by shareholders of the Fund. Shareholders who hold their account directly with Firsthand Funds will be able to elect the non-profits (nominated by the Investment Adviser) they wish the Investment Adviser to support with its annual donation . These elections may be made on the New Account Application or by contacting Shareholder Services at 1.888.884.2675, option 1. The Investment Adviser will typically review such elections annually (usually around year end) and allocate its donation as directed.  Shareholders who purchase shares through brokers may be given an opportunity to register their election by accessing a password-protected website.  Since the annual donation is made by the Investment Adviser and not by the shareholders of the Fund, shareholders will not be entitled to take a tax deduction on those charitable contributions made by the Investment Adviser.  The Investment Adviser may, if permitted by applicable tax laws, take such a deduction.

MARKET TIMERS
Frequent purchases and redemptions of the Fund’s shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Pursuant to policies and procedures adopted by the Board of Trustees, we may restrict or refuse purchases or exchanges into the Fund from market timers. These policies and procedures do not follow a strict quantitative process; instead, trading patterns have been identified and, if an account trades within an identified pattern, additional monitoring will occur. The Fund believes you may be considered a “market timer” if you:

-	Make more than two purchases and two sales in the Fund within any 90-day period, or
-	Make more than four purchases and four sales in the Fund within any 12-month period, or
-	Appear to follow a market-timing pattern that may adversely affect the Fund (e.g., frequent purchases and sales of Fund shares).

Periodic purchases or redemptions under a periodic purchase plan or periodic redemption plan are exempt from this market timing policy.

Although redemptions in violation of this policy will cause the Fund to restrict purchases and exchanges into the Fund, the Fund cannot restrict redemptions out of the Fund. A purchase or an exchange into the Fund that violates this policy normally will be blocked on the same day it is attempted.

The Fund does not accommodate frequent purchases or redemptions of the Fund’s shares.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund’s shares, it cannot guarantee that such trading will not occur.

18

ACCOUNT MAINTENANCE FEE
Because of the disproportionately high costs of servicing accounts with low balances, we charge a $14 annual account maintenance fee for accounts in which the investment amount falls below the applicable minimum investment amount (see How to Purchase Shares). We will determine the amount of your investment in each account once per year, generally at the end of September. We will deduct the fee each year from each account with a balance below the applicable minimum investment amount at that time. Prior to assessing the annual account maintenance fee, however, we will notify you in writing and give you 60 days to either increase the value of your account to the minimum balance or close your account. Accounts that fall below the minimum as a result of market depreciation are not subject to this fee.

MAILINGS TO SHAREHOLDERS
All Firsthand Funds’ shareholders receive copies of prospectuses, annual reports, and semi-annual reports by mail (brokerage account shareholders may elect to receive these documents via e-delivery). Currently, Firsthand Funds and many brokers combine the mailings of shareholders who are family members living at the same address. If you wish to opt out of this “householding” plan, you may contact your broker or call us toll-free at any time, at 1.888.884.2675, option 1, or write to Shareholder Services. We will resume separate mailings to each member of your household within 30 days of your request.

LARGE REDEMPTIONS
Large redemptions can negatively affect the Fund’s investment strategy because the portfolio manager may need to sell securities that otherwise would not be sold to meet redemption requests. If, in any 90-day period, you redeem more than $250,000 or your redemption or series of redemptions amounts to more than 1% of the Fund’s net assets, then the Fund has the right to pay the difference between your redemption amount and the lesser of the two previously mentioned figures with securities of the Fund (a “redemption in-kind”). In the case of a redemption in-kind, you will bear the market risk between the time you receive the distributed securities and the time you dispose of the securities.  You may also incur brokerage commissions and other costs when selling the securities.  In the event you receive illiquid securities in-kind, you may not be able to sell those securities because they may be subject to resale restrictions or you may be able to sell those securities only at a substantial discount.

CUSTOMER IDENTIFICATION
We are required by law to obtain certain personal information from you that will be used to verify your identity. When you open an account, we will ask for your name, address, date of birth (for individuals), taxpayer or other government identification number, and other information that will allow us to identify you.  We may also request to review other identifying documents such as a driver’s license, a passport, or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. Firsthand Funds reserves the right to reject any purchase order.  Firsthand Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure resulting from a failure to provide proper personal identification.

19

DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS
The Fund expects to distribute its net investment income and net realized gains annually. You may choose to receive your distributions either by check or have them reinvested. Distributions are automatically reinvested in additional shares of the Fund at its NAV on the distribution date unless you elect to have your distributions paid by check. Please call us if you wish to change your distribution option or visit our website and make this change online. Income and capital gain distributions reduce the Fund’s NAV by the amount of the distribution on the ex-dividend date. If you have chosen the reinvestment option, we will credit to your account additional shares at the NAV on the ex-dividend date. If you buy Fund shares shortly before the Fund makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when the Fund holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the realized gains. The Fund has the potential to build up high levels of unrealized appreciation.

If you elect to receive distributions paid by check and the U.S. Postal Service is unable to deliver your check to you, we may convert your distribution option to the reinvestment option. You will not receive interest on amounts represented by uncashed distribution checks.

TAXES
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this prospectus and summarizes only some of the important tax considerations generally affecting the Fund and its U.S. shareholders. It does not apply to non-U.S. investors, tax-exempt investors, or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional federal income tax information.

TAXES ON DISTRIBUTIONS
Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as a long-term capital gain. An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges after May 5, 2003. Also, if you are an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income. Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of every year, we will notify you of the federal income tax status of your distributions.

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TAXES ON TRANSACTIONS
Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be a long-term capital gain or loss if you have held such shares for more than one year at the time of redemption or exchange. Under some circumstances, your realized losses may be disallowed.

ADDITIONAL TAX INFORMATION
In certain circumstances, Fund shareholders may be subject to backup withholding.

PRICING OF FUND SHARES

CALCULATING THE NAV
The Fund calculates its share price, or NAV, at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time) on each day that the exchange is open (a “business day”). Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  Requests to buy and sell shares are processed at the NAV next calculated after we receive your properly completed order or request. The NAV of the Fund is calculated by dividing the sum of the value of the securities held by that Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

If the market price for a security in the Fund’s portfolio is unavailable, or if an event occurs after the close of trading that materially affects the value of a security, that security may be valued at its fair value as determined in good faith using procedures established by the Board of Trustees (“Valuation Procedures”). The Valuation Procedures authorize a committee, composed of members of the Board of Trustees and senior personnel of the Investment Adviser, to determine the fair value of any such security. As a general principle, the fair valuation of a security should reflect the amount that the Fund would reasonably expect to receive for the security upon its current sale to an arm’s-length buyer. The Pricing Committee may use any one or more of the following methods, among others, in establishing the fair value of a security:

-           A multiple of sale, revenue, or earnings;
-           A multiple of book value;
-           A discount from market of a similar freely traded security;
-           The purchase price of the security;
-           Any subsequent private transactions in the security or related securities.

If the Fund holds securities listed primarily on a foreign exchange that trades on days on which the Fund is not open for business, the value of your Fund shares may change on a day during which you cannot buy or sell shares.

VALUATION OF PORTFOLIO SECURITIES
The NAV of the Fund will fluctuate as the value of the securities it holds fluctuates. A Fund’s portfolio of securities is valued as follows:

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1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the NYSE. If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Options are valued at their closing mid-price on the principal exchange where the option is traded. Mid-price is the average of the closing bid price and the closing ask price.

5.
Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees. These securities may include thinly traded securities or those that are restricted as to their resale.

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (sales, revenue, or earnings muliples, etc.), discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors. The board of trustees oversees the application of fair value pricing procedures. The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

FINANCIAL HIGHLIGHTS

The financial highlights tables describe the Fund’s financial performance and other financial information for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investor in the Fund would have earned or lost on an investment in the Fund (assuming the reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, is included in our 2007 Annual Report to Shareholders. Please call 1.888.884.2675, option 2, to request a free copy of the Fund’s Annual Report, or visit our website to download the report.

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Firsthand Alternative Energy Fund

	Period Ended
	12/31/07†

Net asset value at beginning of period	$10.00
Income from investment operations:	—	(A)
Net realized and unrealized gains on investments	0.89
Total from investment operations	0.89
Net asset value at end of period	$10.89
Total return	8.90	%(B)
Net assets at end of period (millions)	$1.9
Ratio of gross expenses to average net assets before waiver	2.10	%(C)
Ratio of net expenses to average net assets after waiver	2.10	%(C)
Ratio of net investment loss to average net assets	(0.07	%)(C)
Portfolio turnover rate	0	%(B)

†        For the period October 29, 2007 (commencement of operations) through December 31, 2007.
(A)    Amount is less than $0.005.
(B)    Not annualized.
(C)    Annualized.

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Privacy Policy Notice

Firsthand Capital Management, Inc. is committed to protecting the privacy of the shareholders of Firsthand Funds. This notice describes our privacy policy.

To administer and service your account, we collect nonpublic personal information about you from account applications and other related forms. We also keep records of your transactions.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. To process your requests and transactions, the law permits us to disclose nonpublic personal information about you to our service providers (such as Firsthand Funds’ transfer agent and distributor). We prohibit our service providers from using the information that they receive from us for any purpose other than to provide service for your Firsthand Funds’ account.

We designed our privacy policy to protect your personal information. We restrict access to your nonpublic personal information to authorized employees and service providers (as described above). We maintain physical, electronic, and procedural safeguards that comply with federal privacy standards to guard your nonpublic information.

Privacy Policy is not a Part of the Prospectus

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Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market Street, Suite 1200
San Jose, CA 95113
www.firsthandcapital.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
Citi Fund Services Ohio, Inc.
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information (“SAI”). The SAI is incorporated herein by reference (that is, it legally forms a part of the prospectus). Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Annual Report includes a discussion of the Fund’s holdings and recent market conditions and investment strategies that significantly affected performance during the last fiscal year of the Fund.

To obtain a free copy of any of these documents, or to request other information or ask questions about the Fund (including shareholder inquiries), call Firsthand Funds at 1.888.884.2675 or visit our website at www.firsthandfunds.com.

Information about the Fund (including the Fund’s SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, you may call the SEC at 202.942.8090. The Fund’s Annual and Semi-Annual reports and additional information about the Fund is available on the EDGAR Database on the SEC’s website at www.sec.gov. You may get copies of Fund information, after paying a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address:  publicinfo@sec.gov.

Firsthand, and the interlocking “F” design, are registered trademarks of Firsthand Capital Management, Inc.

File No. 811-8268

PART B

SAI

FIRSTHAND FUNDS
STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

TECHNOLOGY VALUE FUND
TECHNOLOGY LEADERS FUND
E-COMMERCE FUND
ALTERNATIVE ENERGY FUND

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the Prospectus for the Funds dated April 29, 2008 (the “Prospectus”), as may be amended. A copy of the Prospectus can be obtained by writing to Firsthand Funds at P.O. Box 183120, Columbus, Ohio 43218-3120, by calling Firsthand Funds toll-free at 1.888.884.2675, or by visiting our website at www.firsthandfunds.com. Financial statements for the Funds for the fiscal year ended December 31, 2007, as contained in the Annual Report to Shareholders, are incorporated herein by this reference. Firsthand Funds‘ Annual Report and Semi-Annual Report are available, free of charge, upon request, by calling the toll-free number shown above.

THE TRUST	2
DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS	2
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS	8
INVESTMENT RESTRICTIONS	10
TRUSTEES AND OFFICERS	12
PROXY VOTING POLICIES	15
DISCLOSURE OF PORTFOLIO HOLDINGS	15
CODE OF ETHICS	17
PORTFOLIO MANAGERS	17
INVESTMENT ADVISORY AND OTHER SERVICES	19
THE DISTRIBUTOR	21
SECURITIES TRANSACTIONS	21
PORTFOLIO TURNOVER .	22
PURCHASE, REDEMPTION, AND PRICING OF SHARES	22
TAXES	23
HISTORICAL PERFORMANCE INFORMATION	27
PRINCIPAL SECURITY HOLDERS	29
CUSTODIAN	31
LEGAL COUNSEL AND INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	31
CITI FUND SERVICES OHIO, INC	31
FINANCIAL STATEMENTS	31
APPENDIX A – FIRSTHAND FUNDS PROXY VOTING
POLICIES AND PROCEDURES	32
APPENDIX B – FIRSTHAND CAPITAL MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES	35

THE TRUST

Firsthand Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was formed on November 8, 1993. As of the date of this SAI, the Trust offers shares of four series, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund (each a “Fund” and collectively the “Funds”). Prior to May 1, 1998, the name of the Trust was Interactive Investments Trust. Each Fund is non-diversified and has its own investment objective and policies. The Trust currently has two additional series that are closed to investors: Firsthand Technology Innovators Fund and Firsthand Global Technology Fund. As of the date of this SAI, the Board of Trustees has approved a reorganization of these two Funds into Firsthand Technology Value Fund and proxy materials have been sent to shareholders of the two Funds. If those shareholders approve the reorganization, the closing is expected to occur in late May 2008.

The shares of each Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by individual Funds, except on matters where a separate vote is required by the 1940 Act, or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund. Each share of a Fund is entitled to its pro rata portion of such distributions out of the income belonging to the Fund as are declared by the Trustees. Fund shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a Fund, the shareholders of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees who allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

DEFINITIONS, POLICIES, AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below.

MAJORITY. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Trust (or of any Fund or class) means the lesser of (1) two-thirds or more of the outstanding shares of the Trust (or the applicable Fund or class) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund or class) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund or class).

DEBT SECURITIES.  Each Fund may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities, or state or municipal government agencies that, in the opinion of Firsthand Capital Management, Inc., the Funds’ investment adviser (the “Investment Adviser”), offer long-term capital appreciation possibilities because of the timing of such investments. Each Fund intends that no more than 35% of its total assets will be composed of such debt securities. Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if a Fund invests in the debt obligations described above, such investments will generally be made when the Investment Adviser expects that prevailing interest rates will be falling, and will generally be sold when the Investment Adviser expects interest rates to rise, unless the Investment Adviser nonetheless expects the potential for capital gains (because, e.g., the debt obligations are convertible into equity securities).

Each Fund’s investments in debt securities may consist of investment grade securities rated BBB or higher by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), as well as unrated securities. Below investment-grade securities have speculative characteristics, and changes in economic conditions or other circumstances are likely to lead to a weakened capacity to pay principal and interest compared to higher-grade securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. Each Fund will only invest in commercial paper rated A-1 by Standard & Poor’s or Prime-1 by Moody’s or in unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund’s policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, based on procedures adopted by the Board of Trustees, such note is liquid.

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers’ acceptances, and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, and these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. A Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion, and with broker-dealers that are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds’ custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after a Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the Fund’s money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller’s obligation must be of a credit quality at least equal to a Fund’s investment criteria for portfolio securities and will be held by the custodian in the Federal Reserve Book Entry System.

MONEY MARKET FUNDS. Each Fund may, under certain circumstances, invest a portion of its assets in money market investment companies. Investment in a money market investment company involves payment by the Fund of its pro rata share of fees paid by such investment company, which are in addition to a Fund’s own advisory and administrative fees.

WARRANTS. Each Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of a Fund’s net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in the loss of a Fund’s entire investment in the warrant).

FOREIGN SECURITIES. Subject to each Fund’s investment policies and quality standards, each Fund may invest in the securities of foreign issuers. Because the Funds may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements that are comparable to those that are applicable to U.S. companies. There may be less governmental supervision of foreign securities markets and the brokers and issuers of foreign securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than those in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks that differ from those affecting U.S. investments, including political or economic developments; expropriation or nationalization of assets; restrictions on foreign investments and repatriation of capital; imposition of high (and potentially confiscatory) levels of foreign taxation, including foreign taxes withheld at the source; currency blockage (which would prevent cash from being brought back to the United States); and the difficulty of enforcing legal rights outside the United States.

WRITING COVERED CALL OPTIONS. Each Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that a Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time before a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the appropriate clearing agency and the exchanges on which the option is traded.

The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, although the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, the call writer has retained the risk of loss should the price of the underlying security decline. Currently, writing covered call options is not a principal investment strategy of any Fund.

WRITING COVERED PUT OPTIONS. Each Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if the Fund is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains, in a segregated account with its custodian, cash or liquid securities in an amount not less than the exercise price while the put option is outstanding.

The risks involved in writing put options include the chance that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Currently, writing covered put options is not a principal investment strategy of any Fund.

OPTIONS TRANSACTIONS IN GENERAL. Option transactions in which the Funds may engage involve the specific risks described above as well as the following risks: the writer of an option may have that option exercised at any time during the option period, disruptions in the markets for underlying instruments could result in losses for options investors, there may be imperfect or no correlation between the option and the securities being hedged, the insolvency of a broker could present risks for the broker’s customers, and market-imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Investment Adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts, and securities markets and the Investment Adviser’s ability to select the proper time, type, and duration of the options.

By writing options, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. Each Fund also may seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurs, the option could be exercised and the underlying security would then be sold to the Fund at a price higher than its then-current market value. A Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. A Fund would realize a loss if the price of the security or stock index decreased, remained the same, or did not increase during the period by more than the amount of the premium. If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid, which would represent a realized loss to the Fund. When writing call options, a Fund is required to own the underlying financial instrument or segregate with its custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, a Fund’s ability to meet current obligations, to honor redemptions, or to achieve its investment objective may be impaired.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. A Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although a Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. If a Fund engages in options transactions, it will commit no more than 30% of its net assets to option strategies. It is expected that the Funds will commit substantially less than 30% of their net assets to option strategies.

BORROWING. Each Fund may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund may pledge its assets in connection with borrowings. While a Fund’s borrowings exceed 5% of its total assets, it will not purchase additional portfolio securities.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes a Fund to risks, including the risk that a borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. Government obligations, with the Funds’ custodian in an amount equal to or greater than the market value of the loaned securities. Each Fund will limit loans of its portfolio securities to no more than 30% of the Fund’s total assets. It is expected that the Funds will commit substantially less than 30% of their total assets to loans of portfolio securities.

For lending its securities, a Fund receives from the borrower one or more of (a) negotiated loan fees, and/or (b) interest on cash or securities used as collateral, or interest on short-term debt securities purchased with such collateral (either type of interest may be shared with the borrower). A Fund may also pay fees to placing brokers as well as to the custodian and administrator in connection with loans. The terms of a Fund’s loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the “Code”), and must permit a Fund to reacquire loaned securities in time to vote on any important matter.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets (determined at the time of the acquisition) in illiquid securities.  Illiquid securities include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days.  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Limitations on resale may have an adverse effect on the marketability of such securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices due to reduced market demand for restricted securities.  A mutual fund also might have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede a public offering of these securities and the mutual fund may experience difficulty satisfying redemption requirements due to delays or impediments discussed above.

In addition, each Fund may invest in illiquid securities that are venture capital investments.  Such securities are extremely difficult to price for a variety of reasons.  Because those securities are rarely traded, even among institutional investors, a reliable arms-length price often is not available as a pricing benchmark.  Pricing of such a security is based on the Investment Adviser’s analysis of its fair value.  This is a highly subjective measure and will likely vary from the valuation accorded to the same security by other investors.  Furthermore, the value of illiquid securities of private companies depends heavily on the complex legal rights attached to the securities themselves that are very difficult to evaluate and that, oftentimes, are different even among investors of the same company.

Furthermore, while the Investment Adviser frequently monitors each private equity investment to assess when to fair value such securities, it is possible that a delay may occur between the time when an event that may necessitate a repricing occurs and the time the Investment Adviser is informed of that event.  Delays in repricing can also arise due to the time it takes the Investment Adviser to conduct its pricing analysis and for the Pricing Committee to convene, deliberate and decide on a final pricing decision.

Due to the inherent imprecision of pricing of illiquid securities and the variation of factors that might cause a repricing event, the Investment Adviser does not attempt to reprice based on a fixed time schedule, but, rather, reprices usually when material events, sufficient to warrant a repricing, have occurred.  Even the determination of the occurrence of an event that necessitates a repricing is a subjective matter.

Recently, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Investment Adviser and/or the Board of Trustees, using procedures adopted by the Board, may determine that such securities are not illiquid securities, notwithstanding their legal or contractual restrictions on resale. In all other cases, securities subject to restrictions on resale will be deemed illiquid. In addition, securities deemed to be liquid could become illiquid if, for a time, qualified institutional buyers become unavailable. If such securities become illiquid, they would be counted as illiquid when determining the limit on illiquid securities held in a Fund’s portfolio.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

THE RATINGS OF MOODY’S AND STANDARD & POOR’S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS. THE FUNDS MAY ALSO INVEST IN BONDS RATED BELOW THESE LEVELS AND UNRATED BONDS.

MOODY’S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large (or by an exceptionally stable) margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

STANDARD & POOR’S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

THE RATINGS OF MOODY’S AND STANDARD & POOR’S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS. THE FUNDS MAY ALSO INVEST IN PREFERRED STOCKS RATED BELOW THESE LEVELS AND UNRATED PREFERRED STOCKS.

MOODY’S

Aaa - An issue that is rated Aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa - An issue that is rated Aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

A - An issue that is rated A is considered to be an upper-medium-grade preferred stock. Although risks are judged to be somewhat greater than in the Aaa and Aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa - An issue that is rated Baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR’S

AAA - This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue.  This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions than preferred stocks in higher-rated categories.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions. These restrictions may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund. No Fund shall:

1.
Underwrite the securities of other issuers, except that a Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

2.	Purchase or sell real estate or interests in real estate, but a Fund may purchase marketable securities of companies holding real estate or interests in real estate.

3.
Purchase or sell commodities or commodity contracts, including futures contracts, except that Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

4.
Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of a Fund’s total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of a Fund’s total assets.

5.	Purchase securities on margin, but a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

6.
Borrow money from banks except for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of a Fund’s total assets at the time any borrowing is made. While a Fund’s borrowings are in excess of 5% of its total assets, the Fund will not purchase portfolio securities.

7.
Purchase or sell puts and calls on securities, except that Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund may purchase and sell puts and calls on stocks and stock indices.

8.	Make short sales, except for the Firsthand Alternative Energy Fund which may engage in short sales.

9.	Participate on a joint or joint-and-several basis in any securities trading account.

10.	Purchase the securities of any other investment company except in compliance with the 1940 Act.

No Fund shall issue senior securities, except as permitted by its investment objective, policies, and restrictions, and except as permitted by the 1940 Act and rules, regulations, and interpretations of the Securities and Exchange Commission (“SEC”).  The following transactions, for example, are among activities that are currently permitted by the 1940 Act and will not be deemed to be senior securities: (1) the making of time or demand deposits with banks, (b) the issuance of additional series or classes of securities that the Board of Trustees may establish, (c) the Fund’s futures, options and forward transactions that are fully collateralized with liquid assets, and (d) to the extent consistent with the 1940 Act and the applicable rules and policies adopted by the SEC, (i) the establishment or use of a margin account with a broker for the purpose of effecting securities transactions on margin and (ii) short sales.

In addition, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, and Firsthand e-Commerce Fund, have each adopted a fundamental policy of concentrating its investments in certain high-technology industries (current target groups: internet, alternative energy, semiconductor, computer, computer peripheral, software, telecommunication, and  mass storage device).  The Firsthand Alternative Energy Fund will not invest more than 25% of its total assets in any industry or group of related industries, except that the Firsthand Alternative Energy Fund has adopted a fundamental policy of concentrating its investments in the alternative energy and clean technology industries.

Certain Funds have also adopted the non-fundamental investment restrictions set forth below. These restrictions may be changed by the affirmative vote of a majority of the Trustees.

1.	Under normal circumstances each of the Firsthand Technology Value Fund and Firsthand Technology Leaders Fund will invest at least 80% of its assets in high-technology companies.

2.
Under normal circumstances, Firsthand e-Commerce Fund will invest at least 80% of its assets in companies that provide products, services, and technology to facilitate the growth of electronic commerce.

3.	Under normal circumstances, Firsthand Alternative Energy Fund will invest at least 80% of its assets in alternative energy companies.

4.	Each Fund will provide 60 days’ notice to its shareholders prior to changing its 80% policy set forth above.

5.	The Funds will not hypothecate, mortgage, or pledge more than one-third of the their respective assets.

6.
The Funds will not invest in an illiquid security if, immediately after and as a result of the investment in such security, more than 15% of the Funds’ net assets would be invested in illiquid securities.

With respect to the percentages adopted by each Fund as maximum limitations on a Fund’s investment policies and restrictions, an excess above a fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction if the excess is a result of a change in market value. An excess that results immediately and directly from the acquisition of any security or the action taken will be a violation of any stated percentage limitation.

TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust. The Declaration of Trust has been filed with the SEC and is available upon request from the Trust. Pursuant to the Declaration of Trust, the Trustees have elected officers including a president, secretary, treasurer, and chief compliance officer. Under the Declaration of Trust, the Board of Trustees retains the power to conduct, operate, and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. Information about the Trustees and officers of the Funds is set forth in the following table.

Name, Year of Birth, Positions(s) Held With Funds and Address	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustees

Disinterested Trustees:
Mike Lynch (1961) Trustee 125 South Market Suite 1200 San Jose, CA 95113	Since 1994
Mr. Lynch is a consultant to Rainier Wine (wine distribution) from 2007 to present. Mr. Lynch was a principal of Rainier Wine from March 2004 to 2007. Mr. Lynch served as VP of Sales and Business Development of AlphaOmega Soft, Inc. (a manufacturer of software) from 2002 through 2003. Mr. Lynch served as VP of Sales and Business Development at Picture IQ Corporation (a manufacturer of digital imaging software) from 1999 through 2002.
		Six	None

Name, Year of Birth, Positions(s) Held With Funds and Address	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustees

Jerry Wong (1951) Trustee 125 South Market Suite 1200 San Jose, CA 95113	Since 1999
Mr. Wong is CFO, VP - Finance and Secretary of Versant Corporation, a publicly traded international provider of object-oriented database products from June 2006 to present. Mr. Wong served as a consultant from June 2003 to June 2006. From June 2003 to December 2005, he served as CFO for Companion Worlds, Inc., a manufacturer of hardware and software facilitating fitness and health maintenance. Additionally, Mr. Wong served as VP of Finance and EVP of U.S. operations for Poet Holdings, Inc., a publicly traded international software provider, from 1995 through 2002.
			Six	None

Interested Trustee:
Kevin Landis(2) (1961) Trustee/President 125 South Market Suite 1200 San Jose, CA 95113	Since 1994	Mr. Landis is President and Chief Investment Officer and a Director of Firsthand Capital Management, Inc. and has been a portfolio manager with Firsthand Capital Management, Inc. since May 1994.	Six	One(3)

Officers*:
Yakoub Bellawala (1965) Secretary and Chief Compliance Officer 125 South Market Suite 1200 San Jose, CA 95113	Since 2003	Mr. Bellawala is a Vice President of Firsthand Capital Management, Inc. (FCM) from 1999 to present.	N/A	N/A

Aaron Masek (1974) Treasurer 3435 Stelzer Road Columbus, OH 43219	Since 2005	Mr. Masek is a Vice President of Citi Fund Services, Inc. (formerly called BISYS Fund Services, Inc.) since 2005 and has been employed by Citi in various other roles since 1997.	N/A	N/A

____________________
*	The term “officer” means the president, vice president, secretary, treasurer, chief compliance officer, controller, or any other officer who performs policy-making functions.
(1)	Each Trustee shall serve for the lifetime of the Trust or until he dies, resigns, or is removed. Each officer shall serve a one-year term subject to annual reappointment by the Trustees.
(2)	Mr. Landis is an interested person of the Funds by reason of his position with the Investment Adviser.
(3)	Mr. Landis oversees four series of Firsthand Funds and one series of Black Pearl Funds, a Registered Investment Company, of which he is a Trustee.

As of December 31, 2007, none of the disinterested Trustees had any ownership of securities of the Investment Adviser, ALPS Distributors, Inc. (the “Distributor”), or any affiliated person of the Investment Adviser or Distributor.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee of the Trust as of December 31, 2007.

Name of Trustee	Dollar Range of Equity Securities Held in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustee:
Kevin Landis		Over $100,000
Firsthand Technology Value Fund	Over $100,000
Firsthand Technology Leaders Fund	Over $100,000
Firsthand e-Commerce Fund	Over $100,000
Firsthand Alternative Energy Fund	Less than $10,000

Disinterested Trustees:
Mike Lynch		Over $100,000
Firsthand Technology Value Fund	Over $100,000
Firsthand Technology Leaders Fund	$10,001 - $50,000
Firsthand e-Commerce Fund	None
Firsthand Alternative Energy Fund	None
Jerry Wong		Over $100,000
Firsthand Technology Value Fund	$10,001 - $50,000
Firsthand Technology Leaders Fund	$50,001 - $100,000
Firsthand e-Commerce Fund	$10,001 - $50,000
Firsthand Alternative Energy Fund	None

TRUSTEE COMPENSATION

For the Year Ended December 31, 2007

Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Trustees
Interested Trustee:
Kevin M. Landis, Trustee/President	None	None	None

Disinterested Trustees:
Mike Lynch, Trustee	$49,000	None	$49,000
Jerry Wong, Trustee	$49,000	None	$49,000

STANDING COMMITTEES

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of matters of importance to disinterested Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, a Nominating Committee, and a Pricing Committee.

The Audit Committee is composed of all the disinterested Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function, and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended December 31, 2007, the Audit Committee held two meetings.

The Nominating Committee is composed of all of the disinterested Trustees. The Nominating Committee is responsible for nominating for election as Trustees candidates who may be either interested persons or disinterested persons of the Trust. The Trust does not have a formal policy for considering nominees to the Board of Trustees recommended by shareholders. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2007, the Nominating Committee did not meet.

The Pricing Committee is composed of (i) at least one disinterested Trustee, (ii) any two officers of the Trust, and (iii) the principal portfolio manager for each Fund that holds the security or securities being valued. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investment for which market quotations or sale prices are not readily available. The Pricing Committee meets as is required. During the fiscal year ended December 31 2007, the Pricing Committee held 16 meetings.

PROXY VOTING POLICIES

Proxy voting policies and procedures for the Trust and the Investment Adviser are attached to this SAI as Appendix A and Appendix B, respectively.

Information regarding how the Investment Adviser voted proxies during the one-year period ended June 30, 2007 is available by calling 1.888.884.2675.  The Funds’ voting record is also available on the Fund’s website at www.firsthandfunds.com/proxy and on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy (the “Policy”) to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds. No information concerning the portfolio holdings of the Funds may be disclosed to any third party (including individual investors, institutional investors, intermediaries, third-party service providers to the Investment Adviser or the Funds, rating and ranking organizations, and affiliated persons of the Funds or the Investment Adviser) unless such disclosure is compliant with the Policy.

The Policy is overseen by the Funds’ Chief Compliance Officer (“CCO”) and provides that the Funds will disclose their holdings on the Funds’ website www.firsthandfunds.com per the following schedule:

	Disclosure Frequency	Disclosure Delay

Full Portfolio for each Fund	Quarterly	45 days

Top 10 Holdings for each Fund	Quarterly	45 days

Portfolio Statistics (e.g., total net assets, number of holdings, market capitalization, R2 and beta)	Quarterly	45 days

The Funds periodically disclose portfolio holdings on a confidential basis to service providers that require such information in connection with their performance of services for the Funds.  Such service providers include, among others, the Investment Adviser, administrator, sub-administrator, fund accountant, underwriter/distributor, transfer agent, outside auditors, and legal counsel.  Such service providers may receive the information on a real-time or delayed basis, depending on the type of services they perform for the Funds.  In addition, the Funds may distribute portfolio holdings to mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses, provided that each such third party signs a confidentiality agreement and agrees not to disseminate the portfolio holdings to third parties likely to trade on this information. In addition, the Funds, the Investment Adviser, or their affiliates may disclose portfolio holdings that have already been made public on the Funds’ website or SEC filing in marketing literature or to the media, brokers, or other interested persons.

The Policy is designed to ensure that disclosure of information regarding the Funds’ portfolio holdings is in the best interests of shareholders, including any potential conflicts of interest between the Funds’ shareholders and the Investment Adviser, principal underwriter, or affiliated person thereof. The Board of Trustees has authorized the senior officers of the Funds and the senior officers of the Investment Adviser to disclose portfolio holdings in conformity with such procedures. In the event a material issue, conflict of interest, or other exception to the Policy is identified, the CCO will address the matter and report to the Board of Trustees at their next regular quarterly meeting.

The Policy may not be waived, and exceptions cannot be made to allow disclosure of nonpublic portfolio information, without the consent of the Investment Adviser’s Chief Compliance Officer or the Trust’s Chief Executive Officer or Chief Legal Officer, in cases that they deem necessary or appropriate.  All waivers or exceptions made relating to the Funds will be disclosed to the Trust’s Board of Trustees no later than its next regularly scheduled quarterly meeting.  Furthermore, nobody is allowed to accept compensation in connection with disclosure of nonpublic portfolio information.

CODE OF ETHICS

The Trust and the Investment Adviser have adopted a joint code of ethics, which contains policies on personal securities transactions by “access persons.” These policies comply with Rule 17j-1 under the 1940 Act. The code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, the code of ethics prohibits access persons from purchasing or selling securities that may be purchased or held by a Fund unless certain conditions are satisfied. For purposes of the code of ethics, an access person means (i) a director, a trustee, or an officer of a fund or an investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or an investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or an investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments, and certain U.S. Government securities. To facilitate enforcement, the code of ethics generally requires that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities that are eligible for purchase by a Fund. The code of ethics for the Trust and the Investment Adviser is on public file with, and is available from, the SEC.

The principal underwriter has adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of Ethics”). The Code of Ethics permits Fund personnel to invest in securities for their own accounts and are on file with, and available from, the SEC.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY INVESTMENT ADVISER OF FIRSTHAND FUNDS

Firsthand Capital Management, Inc.

The following tables provide information about the registered investment companies and other pooled investment vehicles and accounts managed by the Investment Adviser as of December 31, 2007.

Other Accounts Managed – Total
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kevin Landis	7	$520 million	2	$224 million	1	$300,000

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kevin Landis	None	N/A	1	$3 million	None	N/A

POTENTIAL CONFLICTS OF INTEREST
Firsthand Capital Management, Inc.
Firsthand’s portfolio managers are responsible for portfolios in several different investment styles and investment accounts, including mutual funds, hedge funds, and separate accounts. Each portfolio manager makes investment decisions for his portfolio based on that portfolio’s investment objectives, strategies, and policies. However, because of differences in investment objectives, strategies, and restrictions, account size, and fee structure (performance-based vs. fixed), conflicts of interest may exist. As a result, a portfolio manager may purchase securities for one portfolio and not another and may, in fact, purchase a security for one portfolio while appropriately selling the same security for another portfolio. In addition, some of these portfolios have fee structures that result in higher fees than those paid by the Funds to Firsthand Capital Management, Inc.

Firsthand’s objective is to provide the same high-quality investment services to all clients, while meeting our fiduciary obligations to treat all clients fairly. Firsthand has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts that may arise from managing multiple accounts for multiple clients. Firsthand monitors a variety of areas, including compliance with the firm’s Code of Ethics, trade and IPO allocation, and compliance with the Fund’s objective, policies, and procedures.

COMPENSATION
Firsthand Capital Management, Inc.
Compensation for portfolio managers and members of the portfolio management team contains both fixed and variable components. The fixed component consists of a competitive salary and benefits. The variable component consists of periodic bonuses, which are based on the portfolio manager’s or team member’s investment performance (both individually and as part of a team), and qualitative elements such as teamwork, compliance, effort, and quality of research. Certain bonus amounts may be deferred to subsequent years. The annual bonus pool for portfolio managers and other investment professionals is determined by the Investment Adviser’s executive management team and is based on the overall performance of its managed portfolios, the overall performance of the company, and assets under management.  Individuals who do not carry portfolio manager titles, such as analysts who are members of a portfolio management team, may receive portfolio management bonuses in addition to other bonuses not related to portfolio management.

The investment performance factor is based upon the performance of the mutual fund versus one or more appropriate benchmarks (typically a technology sector index or an index of technology sector funds). In calculating this component, we consider performance for, approximately, the most recent one-, three-, five-, and ten year periods, weighted equally. Partial period performance may also be considered and weighted equally. If a fund or portfolio manager does not have applicable performance for a time period, that period will be excluded. Portfolio managers are also eligible for separate analyst bonuses based on their stock-selection performance.

DISCLOSURE OF SECURITIES OWNERSHIP
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of December 31, 2007, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Dollar Range of Fund
Portfolio Manager	Technology Value Fund	Technology Leaders Fund	e-Commerce Fund	Alternative Energy Fund
Kevin Landis	Over $1,000,000	$100,001 - $500,000	$100,001 - $500,000	$1 - $10,000

INVESTMENT ADVISORY AND OTHER SERVICES

Firsthand Capital Management, Inc., 125 South Market, Suite 1200, San Jose, California 95113, is registered as an investment adviser with the SEC. The Investment Adviser is controlled by Kevin M. Landis. Prior to September 1999, the Investment Adviser was named Interactive Research Advisers, Inc.

Under the terms of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust and the Investment Adviser, the Investment Adviser shall provide each Fund with investment research, advice, management, and supervision and shall manage the investment and reinvestment of the assets of each Fund consistent with each Fund’s investment objective, policies, and limitations.

Pursuant to the Advisory Agreement for Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, each such Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Funds to the extent necessary to limit each Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Pursuant to the Advisory Agreement for the Firsthand Alternative Energy Fund, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee at an annual rate of 1.65% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and/or, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund’s total operating expenses to 2.10% of its average net assets up to $200 million, 2.05% of such assets from $200 million to $500 million, 2.00% of such assets from $500 million to $1 billion, and 1.95% of such assets in excess of $1 billion. The Investment Advisor has also agreed to donate a portion of its management fees collected, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders. Under the Administration Agreement, the Fund’s Administrator has assumed responsibility for payment of all of the Fund’s operating expenses excluding certain expenses, for example, brokerage and commission expenses, short sale expenses, litigation costs, and any extraordinary and non-recurring expenses. The Investment Advisory agreement continues from year to year, provided that its continuance is approved at least annually by the Board and the disinterested trustees.

For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand Technology Value Fund paid advisory fees of $5,744,669, $6,500,430, and $6,944,316, respectively.  For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand Technology Leaders Fund paid advisory fees of $1,027,644, $1,396,462, and $1,530,568, respectively. For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand e-Commerce Fund paid advisory fees of $648,498, $597,690, and $688,528, respectively. For the fiscal year ended December 31, 2007, Firsthand Alternative Energy Fund paid advisory fees of $2,950.  For the fiscal year ended December 31, 2007, the Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund waived advisory fees of $9,162, $5,915, $5,915, and $0, respectively.

By its terms, each Advisory Agreement remains in force for two years initially and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, on 60 days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund’s outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.  At each quarterly meeting of the Board of Trustees, the Board reviews the performance information and nature of services provided by the Investment Adviser.

The Board of Trustees of the Trust has approved an administration agreement with the Investment Adviser for each Fund (“Administration Agreement”) wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Funds. Pursuant to the Administration Agreement, the Investment Adviser, at its expense, shall supply the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Funds’ security transactions and the Funds’ books of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement for Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund, each such Fund pays to the Investment Adviser, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.  The compensation payable under the Administration Agreement to the Investment Adviser in each year shall be reduced by the amount of compensation paid by the Trust during such year to the disinterested Trustees for their services.

For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand Technology Value Fund paid administrative fees of $1,631,913, $1,832,289, and $1,950,321, respectively.  For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand Technology Leaders Fund paid administrative fees of $308,294, $418,940, and $459,171, respectively. For the fiscal years ended December 31, 2007, 2006, and 2005, Firsthand e-Commerce Fund paid administrative fees of $194,550, $179,307, and $206,559, respectively. For the fiscal year ended December 31, 2007, Firsthand Alternative Energy Fund paid administrative fees of $804.

The Administration Agreement may be terminated by the Trust at any time, on 60 days’ written notice to the Investment Adviser, without penalty, either (a) by vote of the Board of Trustees or (b) by vote of a majority of the outstanding voting securities of a Fund. It may be terminated at any time by the Investment Adviser on 60 days’ written notice to the Trust.

THE DISTRIBUTOR

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, serves as principal underwriter for the Trust pursuant to a distribution agreement (“Distribution Agreement”). Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that it will continue in effect for two years initially and from year-to-year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated on 60 days’ notice, without the payment of any penalty, by the Board of Trustees, by vote of a majority of the outstanding shares of the Funds, or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Funds’ portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Funds’ portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Funds, taking into account such factors as the overall net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction when a large block of securities is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

Subject to approval and review by the Board and the Trust’s soft-dollar policy and procedures then in effect, the Investment Adviser may direct the Funds’ portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Selecting a broker-dealer in recognition of services or products other than transaction execution is known as paying for those services or products with “soft dollars.”

The Investment Adviser will make decisions involving the research and investment services provided by the brokerage houses in a manner that satisfies the requirements of the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Funds may be used in managing the Investment Adviser’s other investment accounts. The Funds may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the “third market” (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Funds’ own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these transactions.

Firsthand Technology Value Fund paid brokerage commissions of $594,731, $637,135, and $1,170,342     during the fiscal years ended December 31, 2007, 2006, and 2005, respectively. Firsthand Technology Leaders Fund paid brokerage commissions of $40,269, $113,284, and $91,098 during the fiscal years ended December 31, 2007, 2006, and 2005, respectively. Firsthand e-Commerce Fund paid brokerage commissions of $12,826, $74,252, and $112,832 during the fiscal years ended December 31, 2007, 2006, and 2005, respectively.  Firsthand Alternative Energy Fund paid brokerage commissions of $1,144 during the fiscal year ended December 31, 2007.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and could reduce a Fund’s returns. High portfolio turnover can also result in adverse tax consequences to a Fund’s shareholders. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser believes that portfolio changes are appropriate.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES.  Properly completed orders for shares that are received by Shareholder Services prior to the close of business on the New York Stock Exchange (the “NYSE”) are priced at the net asset value per share computed as of the close of the regular session of trading on the NYSE on that day. Properly completed orders received after the close of the NYSE, or on a day the NYSE is not open for trading, are priced at the net asset value at the close of the NYSE on the next day on which the NYSE is open for trading.

As stated in the Prospectus for the Funds dated April 29, 2008, under the “Orders Through Your Broker” section, the Trust has authorized brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. Shareholder Services will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. A customer order placed through an authorized broker or the broker’s authorized designee will be priced at the Fund’s net asset value next computed after the order is accepted by the broker or the broker’s designee.

The Distributor has entered into an agreement, on behalf of the Trust, with each so-called “financial intermediary” (typically, a broker-dealer, bank or retirement plan administrator) that holds shares of a Fund in its name rather than the name of the ultimate beneficial shareholder.  Under that agreement, the financial intermediary is required to provide certain information to the Funds and the Distributor about the identity of, and transactions effected by, the underlying shareholder upon request.  Normally, the Funds or the Distributor would request that information if disruptive or short-term trading is suspected.  The agreement also requires the financial intermediary, upon the request of the Funds or the Distributor, to refuse to execute purchases or exchanges by a shareholder believed to have engaged in such disruptive trading.

REDEMPTION OF SHARES.  The payment of a redemption may not be postponed for more than seven calendar days after the receipt of a shareholder’s redemption request is made in accordance with the procedures set forth in the “Exchanging and Selling Shares” section of the Prospectus, (and the right of redemption may not be suspended), except (a) for any period during which the NYSE is closed (other than customary weekend and holiday closing) or during which the SEC determines that trading on the NYSE is restricted, (b) for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (c) for any other period that the SEC may by order permit for your protection.

When you request a redemption, the Trust will redeem all or any portion of your shares of a Fund in accordance with the procedures set forth in the “Exchanging and Selling Shares” section of the Prospectus.

CALCULATION OF SHARE PRICE.  The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 P.M., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays, and the following holidays: New Year’s Day; Martin Luther King, Jr. Day; President’s Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. Because a Fund may have portfolio securities that are listed on foreign exchanges that may trade on weekends or other days when a Fund does not price its shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares. For a description of the methods used to determine the share price, see “Pricing of Fund Shares” in the Prospectus.

TAXES

The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of the Internal Revenue Code.  Each Fund will be treated as a separate entity for federal income tax purposes.  Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund rather than to the Trust as a whole.  Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities, or foreign currencies (including, but not limited to, gains from options, futures or forward contracts).

Pursuant to future regulations, the Internal Revenue Service (“IRS”) may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund’s principal business of investing in stock or securities.  Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year:  (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November, or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12-month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years.  Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.  However, no assurance can be given that a Fund will not be subject to the excise tax.

Under the Code, the Funds may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction.  In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:  (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 91 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 91 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.  A longer holding period applies to investments in preferred stock.

Current federal income tax law provides for a maximum individual federal income tax rate applicable to “qualified dividend income” of 15%.  In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met.  A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 121-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend.  A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify.  Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not.)  Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 121-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend.  No assurance can be given as to what portion, if any, of a Fund’s dividend income distributed to shareholders will qualify for the reduced rate of taxation.

Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax conventions between the United States and certain countries may reduce or eliminate such taxes.  If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income.  This $300 threshold is increased to $600 for joint filers.  A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

If a Fund purchases shares in a “passive foreign investment company” (“PFIC”), the Fund may be subject to federal income tax and an interest charge imposed by the IRS on certain “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs.  Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash.  Investments in PFICs could also result in the treatment of associated capital gains as ordinary income.  The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments.  Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income.  Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above.  If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.  Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below.  If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.  If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Funds, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

Generally, the Code’s rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, an exchange, a redemption, or a repurchase of shares of the Funds that are held by the shareholder as capital assets. However, if a shareholder sells or exchanges shares of the Funds that he or she has held for less than six months and on which he or she has received distributions of capital gains (unless otherwise disallowed), any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. These loss disallowance rules do not apply to losses realized under a periodic redemption plan. Any loss realized on the disposition of shares of the Funds will be disallowed by the “wash sale” rules to the extent the disposed shares are replaced (including through the receipt of additional shares through reinvested distributions) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances, U.S. shareholders will be subject to “back-up” withholding on their income, and, potentially, capital gain dividends and redemption proceeds, attributable to their shares of the Fund.

Provided that a Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Funds.

Prospective shareholders should be aware that the investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although each Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. A Fund could be required at times to liquidate investments prematurely in order to satisfy a Fund’s minimum distribution requirements.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all federal tax consequences applicable to an investment in the Funds. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state, and local taxes to an investment in the Funds.

HISTORICAL PERFORMANCE INFORMATION

A Fund’s total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund’s returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the SEC, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

P(1+T)n= ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years (1, 5, or 10)
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year period, at the end of such period (or fractional portion thereof).

Each Fund’s “average annual total return after taxes on distributions” figures described and shown in the Prospectus are computed according to a formula prescribed by the SEC.  The formula can be expressed as follows:

P(1+T)n =ATVD

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions but not after taxes on redemptions.

Each Fund’s “average annual total return after taxes on distributions and redemptions” figures described and shown in the Prospectus are computed according to a formula prescribed by the SEC.  The formula can be expressed as follows:

P(1+T)n =ATVDR

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions and redemptions)
n	=	number of years
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemptions

Under the foregoing formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods of a Fund’s existence or shorter periods dating from the commencement of the Fund’s operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of a Fund’s investment objective and policies, as well as the risks incurred in the Fund’s investment practices. Future results will be affected by the future composition of a Fund’s portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers, and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices, and averages.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of the Funds’ portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS

As of April 1, 2008 the following persons owned of record or beneficially 5% or more of the shares of the Funds:

FIRSTHAND TECHNOLOGY VALUE FUND:

NAME AND ADDRESS	% OWNERSHIP
CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104	30.53%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK, NY 10281	21.39%

TD AMERITRADE CLEARING, INC.
1005 NORTH AMERITRADE PLACE
BELLEVUE, NE 68005	9.28%

FIRSTHAND TECHNOLOGY LEADERS FUND:

NAME AND ADDRESS	% OWNERSHIP
CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104	31.35%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK, NY 10281	18.05%

TD AMERITRADE CLEARING, INC.
1005 NORTH AMERITRADE PLACE
BELLEVUE, NE 68005	6.63%

FIRSTHAND E-COMMERCE FUND:

NAME AND ADDRESS	% OWNERSHIP
CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104	26.08%

NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK, NY 10281	17.07%

TD AMERITRADE CLEARING, INC.
1005 NORTH AMERITRADE PLACE
BELLEVUE, NE 68005	9.39%

FIRSTHAND ALTERNATIVE ENERGY FUND:

NAME AND ADDRESS	% OWNERSHIP
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
NEW YORK, NY 10281	34.70%

CHARLES SCHWAB & CO., INC.
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104	17.48%

FIRSTHAND CAPITAL MANAGEMENT INC
125 S MARKET ST STE 1200
SAN JOSE, CA 95113-2288	17.09%

TD AMERITRADE CLEARING, INC.
1005 NORTH AMERITRADE PLACE
BELLEVUE, NE 68005	9.20%

For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of a Fund generally would be able to cast the deciding vote.

As of April 1, 2008, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund, except that the officers and Trustees of the Trust as a group beneficially owned (i) 1% of Firsthand e-Commerce Fund and (ii) 20.75% of Firsthand Alternative Energy Fund.

CUSTODIAN

PFPC Trust (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, is the Custodian for each Fund’s investments. PFPC acts as each Fund’s depository, safe-keeping the portfolio securities, collecting all income and other payments with respect to the Fund, disbursing funds as instructed, and maintaining records in connection with its duties.

LEGAL COUNSEL AND INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, San Francisco, CA 94105, acts as legal counsel for the Trust.

The firm of Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the Trust’s independent registered public accounting firm. Tait, Weller & Baker performs an annual audit of the Trust’s financial statements and advises the Trust as to certain accounting matters.

CITI FUND SERVICES OHIO, INC.

Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, OH 43219, provides sub-administrative and fund accounting services to each Fund. For the performance of sub-administrative services, the Investment Adviser (not the Funds) pays Citi an asset-based fee of 0.03% of the Trust’s average daily net assets up to $1,000,000,000, and 0.02% of the Trust’s average daily net assets in excess of $1,000,000,000, subject to an annual minimum amount.  For the performance of fund accounting services, the Investment Adviser (not the Funds) pays Citi an asset-based fee of 0.025% of the Trust’s average daily net assets up to $1,000,000,000, and 0.02% of the Trust’s average daily net assets in excess of $1,000,000,000, subject to an annual minimum amount.  For the fiscal year ended December 31, 2007, Citi received $450,000 for these services from the Investment Adviser.  Citi also performs transfer agent services for each Fund.  For the performance of these transfer agent services, the Investment Adviser (not the Funds) pays Citi per-account fees for each shareholder account and certain other related fees.

FINANCIAL STATEMENTS

Financial statements for Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund, for the fiscal year ended December 31, 2007, as contained in the Firsthand Funds Annual Report to Shareholders, are incorporated herein by this reference.

APPENDIX A

FIRSTHAND FUNDS
PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of Firsthand Funds (the “Trust”) has determined that it is in the best interests of the Trust and its respective series (each, a “Fund” and collectively, the “Funds”) for the Trust to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I. Policy
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Firsthand Capital Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight.  The Board of Trustees of the Trust (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below.  The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II. Fiduciary Duty
The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund.  The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.  In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. Procedures
The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser Proxy Voting Procedures.  The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

B. Voting Record Reporting.  The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trust at least annually.  Such voting record information shall be in a form acceptable to the Trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trust and the Adviser may agree to from time to time.  With respect to those proxies that the Adviser has identified as involving a conflict of interest1, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

____________________
1 As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

C. Record Retention.  The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.

D. Conflicts of Interest.  Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser.  In the event that the Adviser notifies the officer(s) of the Trust that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trust of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. Revocation
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. Annual Filing
The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. Disclosures
A. The Trust shall include in its registration statement:

1.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.
A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B. The Trust shall include in its annual and semi-annual reports to shareholders:

1.
A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2.
A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

VII. Review of Policy
The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX B

FIRSTHAND CAPITAL MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES

I.       Introduction
The following shall represent the proxy voting policies and procedures of Firsthand Capital Management, Inc. (the “Adviser”) with respect to the voting of shares owned by advisory clients on the relevant record dates over which it has discretionary voting authority (“Proxies”).

II.      Duty of the Adviser And General Policy
The right to vote Proxies with respect to portfolio securities held by an advisory client is an asset of the client.  The Adviser, to which authority to vote on behalf of the advisory client is delegated, shall act as a fiduciary of such client.  Decisions regarding the voting of Proxies shall be made solely in the best interest of the advisory client considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a Proxy vote and without regard to its own self interest or that of its affiliates.  The exclusive purpose shall be to provide benefits to the advisory client by considering those factors that affect the value of the security with respect to which a Proxy is issued.  With respect to potential conflicts of interest, the Adviser will vote proxies in accordance with the Adviser’s predetermined policies and guidelines.

The Adviser has adopted the following guidelines to provide a framework within which the Proxies will be voted.

III.     Proxy Voting Guidelines

As a general rule the Adviser shall cause the Proxies to be voted in the same manner as the issuer’s management, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment.  The Adviser shall take into consideration, however, that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes and compensation programs may not be in the best interests of the advisory client and, therefore, provide reasons for voting against management.

1.	Voting rights shall be exercised on all decisions that the Adviser has determined have a material effect on the value of the security.

2.	Voting rights shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and longer-term consequences.

3.	Voting rights shall be exercised to give the greatest benefit to the advisory client. This includes considering the advisory client’s existing rights and ability to participate in corporate decisions.

IV.      Proxy Committee
The Proxy Committee (the “Committee”) meets as needed to administer the Adviser’s proxy review and voting process and to revise and update the policies as new issues arise.  The Committee may cause the Adviser to retain one or more vendors to review, monitor and recommend how to vote Proxies in a manner substantially consistent with the policies and then ensure such Proxies are voted on a timely basis.  The Committee is comprised of two members of the Adviser’s portfolio management and research departments.

V.       Procedures
1.
As described above, the Adviser may designate a third party agent to recommend votes and/or cast such votes on behalf of the advisory client (the “Proxy Administrator”).  If the Adviser has engaged a Proxy Administrator, then the Proxy Administrator shall recommend the vote to be cast with respect to each Proxy proposal and forward in a timely manner to the Committee a report summarizing the proposal and how the Proxy Administrator intends to vote.  At least annually, the Committee will review the Proxy Administrator’s proxy voting guidelines to confirm that they are consistent with the Adviser’s policies and procedures.

2.
The Committee shall review each report forwarded by the Proxy Administrator, if applicable, and may direct changes to be made.  The Committee will promptly communicate to the Proxy Administrator the Committee’s views on the Proxy Administrator’s recommendation.

3.	In the event that the Committee does not object to the voting method proposed by the Proxy Administrator, the matters shall be voted as proposed.

4.	In the event that the Committee objects to the voting method proposed by the Proxy Administrator, the matters shall be voted as described below under Section VI.

5.
The Committee shall monitor implementation of Proxy voting and, in the event that the Adviser has retained a Proxy Administrator, the Committee shall monitor the performance of the Proxy Administrator.

6.	If the Adviser does not retain a Proxy Administrator, then the Adviser shall designate one or more of its employees to recommend specific Proxy votes and policies.

VI.      Overriding the Proxy Administrator’s Recommendations
From time to time, a portfolio manager, an analyst or other member of the Committee may disagree with the Proxy Administrator’s recommendation on how to vote Proxies for one or more resolutions.  All requests to change a vote must be given to a member of the Committee for independent review by the Committee.  Following receipt of such request, the Committee shall follow the following process:

1.
Complete a Proxy Override Request Form which contains (a) information regarding the resolution in question, (b) the rationale for why the Adviser should not follow the Proxy Administrator’s recommendation, and (c) the identification of any potential conflicts between the Adviser and the advisory client with respect to the voting of a Proxy.  Examples of conflicts of interest include situations where:

a.	The Adviser seeks to manage the assets of a company whose securities are held by an advisory client; and

b.
The Adviser or senior executives of the Adviser may have personal or other business relationships with participants in proxy contests, corporate directors, candidates for corporate directorships, or any other matter coming before shareholders – for example, an executive of the Adviser may have a spouse or other relative who serves as a director of a company or who is employed by the company.

2.	The completed Proxy Override Request Form is then submitted to the Committee for review and approval. The Committee must approve the override request for it to be implemented.

a.
The Committee will review the override request and supporting documentation to determine whether the requested override is in the best interests of the advisory client holding the Proxy and review for any potential conflicts of interest.

b.
An override request may be approved by the Committee if it believes any potential conflicts of interest do not outweigh the business rationale for the override or the Proxy Administrator’s determination is already being overridden.

3.
If the Committee approves the request to override the Proxy Administrator’s recommendation, the Committee will memorialize the approval on the Proxy Override Request Form and communicate the revised voting instruction to the Proxy Administrator.

4.
The Committee will preserve a copy of each submitted Proxy Override Request Form, whether or not approved, and supporting documentation with the records of the Committee and in accordance with the recordkeeping requirements contained herein.

VII.     Recordkeeping
The Adviser shall make and retain the following documentation:

1.	All proxy voting policies and procedures;
2.	A copy of each proxy statement it receives regarding advisory client securities[1];
3.	A record of each vote cast by the Adviser (or its designee) on behalf of an advisory client;
4.
A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting advisory client securities; and

5.	A record of each advisory client’s request for proxy voting information and the Adviser’s response, including the date of the request, the name of the advisory client and date.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place, which may include the Proxy Administrator’s offices, for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Adviser.

VIII.    Review of Policy
The Committee shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.
______________________
1 If necessary, the Adviser will normally have access to such proxy statements through the Securities and Exchange Commission’s website, www.sec.gov.  Similarly, the Proxy Administrator will retain records of each vote cast on behalf of Adviser clients.

PROXY OVERRIDE REQUEST FORM

Date:

Company:

Date of Proxy:

Date of Meeting:

Person Requesting Override:

Is the Company or one of its affiliates a client or actively solicited prospective client of the Adviser?

No:

Yes: (identify and explain):

Other Potential Conflicts:

Did anyone contact the Adviser to change its vote?

No:

Yes (identify and explain)

Override vote for:

All client accounts holding a Company proxy; or

Specific accounts (identify):

Please override ISS’s recommendation and vote the following resolutions as indicated (attach additional sheets of paper if more space is needed).

Resolution:

Rationale:

Approval:

Date:

(Note:  attach a record of all oral, and a copy of all written, communications received and memoranda or similar documents created that were material to making a decision on the resolution in question.)

PART C

Other Information

PART C

Other Information

Item 23.  Exhibits.

(a)	Declaration of Trust.
(i)
Declaration of Trust as adopted on November 11, 1993 – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission (the “SEC”) on May 11, 1999 (“Post-Effective Amendment No. 7”).

(ii) Amendment to Declaration of Trust as adopted on February 14, 1998 – Incorporated by reference to Post-Effective Amendment No. 7.

(iii)
Amendment to Declaration of Trust as adopted on August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement as filed with the SEC on December 3, 2001 (“Post-Effective Amendment No. 20”).

(b)	Bylaws.

(i)
Amended By-Laws as adopted on February 7, 2004 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 27”).

(c)	Instruments Defining Rights of Security Holders - Incorporated by reference to the Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreement.

(i)
Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc., dated August 10, 2002 with respect to Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund and Firsthand Global Technology Fund – Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2003 (“Post-Effective Amendment No. 26”).

(ii)
Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated February 28, 2006 – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 32”).

(iii)
Second Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated August 11, 2007 (Corrected)  – Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement as filed with the SEC on November 7, 2007 (“Post-Effective Amendment No. 37”).

(e)	Distribution Agreement.

(i) Distribution Agreement between Registrant and ALPS Distributors, Inc. dated September 30, 2005 –Filed herewith.

(ii) Addendum to the Distribution Agreement between Registrant and ALPS Distributors, Inc., dated April 9, 2007 – Filed herewith.

(f)	Bonus or Profit Sharing Contracts - Not Applicable.

(g)	Custody Agreement.

	(i)	Custodian Agreement between Registrant and PFPC Trust Company, dated July 8, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

	(ii)	Foreign Custodian Services Agreement between Registrant, Citibank N. A. and PFPC Trust Company, dated July 8, 2005 – Filed herewith.

	(iii)	Form of Amendment to Exhibit A to Foreign Custodian Services Agreement between Registrant, Citibank N.A. and PFPC Trust Company – Filed herewith.

(h)	Other Material Contracts.

(i)
Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc., dated November 10, 2001 – Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement as filed with the SEC on December 7, 2001 (“Post Effective Amendment No. 21”).

(ii)
First Amendment to Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc. dated as of August 11, 2007 – Incorporated by reference to Post-Effective Amendment No. 37.

	(iii)	Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

	(iv)	Amendment to Sub-Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated August 11, 2007 – Filed herewith.

	(v)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

	(vi)	Amendment to Fund Accounting Agreement between Registrant and Citi Fund Services Ohio, Inc., dated as of August 11, 2007 – Filed herewith.

(vii)
Transfer Agency Agreement between Registrant, BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc. dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2007 (“Post-Effective Amendment No. 33”).

	(viii)	Amendment to the Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc., dated August 11, 2007 – Filed herewith.

	(ix)	Amended and Restated Omnibus Fee Agreement dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33.

(i)	Legal Opinion and Consent of Counsel – Filed herewith.

(j)	Other Opinion - Consent of Independent Certified Public Accountants – Filed herewith.

(k)	Omitted Financial Statements – Not Applicable.

(l)	Agreement Relating to Initial Capital.

	(i)	Agreement Relating to Initial Capital – Incorporated by reference to Post-Effective Amendment No. 1.

(m)	Rule 12b-1 Plans - Not Applicable.

(n)	Amended and Restated Rule 18f-3 Plan – Incorporated by reference to Post-Effective Amendment No. 22.

(p)	Codes of Ethics.

(i)
Amended and Restated Code of Ethics for Firsthand Capital Management, Inc., Registrant and Black Pearl Funds dated November 1, 2005, revised May 12, 2006, August 11, 2006 and May 18, 2007 – Incorporated by reference to the Registrant’s Registration Statement as filed with the SEC on September 18, 2007 (“Post Effective Amendment No. 36”).

(ii) Code of Ethics for ALPS Distributors, Inc., dated May 1994, revised December 31, 2004, and February 3, 2006 – Incorporated by reference to Post-Effective Amendment No. 32.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None

Item 25.  Indemnification.

Under section 3817(a) of the Delaware Statutory Trust Act, a Delaware statutory trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of the Registrant pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the “1940 Act”) and 1940 Act Release Number 7221 (June 9, 1972) and Number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Master Investment Advisory Agreement, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement that are substantially identical to those in the Declaration of Trust noted above.

The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Trust, its Trustees and officers, and its Investment Adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser.

See the material following the caption “Fund Management” appearing as a portion of Part A hereof. In addition, information relating to the business and other connections of the Investment Adviser ad Sub-Adviser listed below and each director, officer or partner of such manager, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Investment Adviser’s and Sub-Adviser’s Schedules A, C and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Firsthand Capital Management, Inc.	SEC FILE NO. 801- 45534

Item 27.	Principal Underwriters

(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, Ameristock Mutual Fund, Inc., Ameristock ETF Trust, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., HealthShares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDAX Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

Edmund J. Burke	None	President; Director

Thomas Carter	None	Managing Director –Business Development; Director

Jeremy O. May	None	Managing Director-Operations and Client Services; Secretary; Director

John C. Donaldson	None	Chief Financial Officer

Diana Adams	None	Vice President, Controller, Treasurer

Robert J. Szydlowski	None	Chief Technology Officer

Tané Tyler	None	General Counsel, Secretary

Brad Swenson	None	Chief Compliance Officer
____________________

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)         Not Applicable.

Item 28.  Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

For the Investment Adviser - 125 South Market, Suite 1200, San Jose, CA 95113;

For the Administrator - 125 South Market, Suite 1200, San Jose, CA 95113 and 3435 Stelzer Road, Columbus, OH 43219;

For Investment Accounting Record – 3435 Stelzer Road, Columbus, OH 43219;

For the Custodian – 301 Bellevue Parkway, Wilmington, DE 19809;

For Distribution - 1625 Broadway, Suite 2200, Denver, CO 80202.

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 29th day of April, 2008.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Michael Lynch*
Michael Lynch	Trustee	April 29, 2008

Jerry Wong*
Jerry Wong	Trustee	April 29, 2008

/s/ Kevin Landis
Kevin Landis	President and	April 29, 2008
Chairman of the
Board of Trustees

/s/ Aaron Masek
Aaron Masek	Treasurer	April 29, 2008

*By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant to powers of attorney